As filed with the Securities and Exchange Commission on January 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265
(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2015

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (94.88%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	500,000	5.000%	4/1/2031	507,840
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,261,880

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,535,110

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,134,170

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,776,200

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/2019	1,138,260

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,163,250

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,249,330

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,249,180

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	6/1/2026	2,555,325

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,670,198

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,416,520

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,189,500

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,036,910

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,193,090
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,846,935

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,659,600
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	534,330
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,295,970

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,392,380

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	335,910

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,871,200

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,117,020

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	578,335

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,677,568

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,347,708

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,108,680

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,552,238

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,100,926

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,361,798

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	893,213

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,150,660

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,090,200

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,222,790

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,641,449

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	8/1/2027	1,410,341

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,060,580
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,589,293
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	579,755

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	798,973

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,481,371

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,103,900

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,152,142

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,175,870

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,513,025

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,141,760

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	220,768

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,168,280

WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Refunded)	1,680,000	5.000%	8/1/2030	1,732,567
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	329,318

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,213,442

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,380,077

Total Municipal Bonds (Cost $79,101,138)				83,907,135

Variable Rate Demand Notes* (4.03%)

IRVINE, CITY OF
Assessment District No. 00-18 Limited Obligation Improvement Bonds; Adjustable Rate Series A	738,000	0.010%	12/1/2015	738,000
Assessment District No. 94-15 Limited Obligation Improvement Bonds	1,124,000	0.010%	12/1/2015	1,124,000
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	1,700,000	0.010%	12/1/2015	1,700,000

Total Variable Rate Demand Notes (Cost $3,562,000)				3,562,000

Total Investments (Cost $82,704,549) (a) (98.91%)				87,469,135
Other Net Assets (1.09%)				961,650
Net Assets (100.00%)				88,430,785

(a) Aggregate cost for federal income tax purposes is $82,663,138.

At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,930,562
Unrealized depreciation	(124,565)
Net unrealized appreciation	4,805,997

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (8.32%)
	3,576	6.000%	5/15/2016	3,588
	3,532	10.000%	9/15/2018	3,601
	114,936	5.000%	7/15/2020	121,058
	53,412	5.500%	1/15/2025	59,771
	179,096	6.000%	1/15/2026	202,291
	351,526	5.500%	4/15/2036	395,877
	299,457	5.000%	3/15/2038	332,411
	128,335	6.000%	6/15/2038	146,280
	816,369	3.500%	11/20/2044	855,114
Total Government National Mortgage Association (Cost $1,984,829)				2,119,991

United States Treasury Notes (83.70%)
	2,200,000	1.500%	6/30/2016	2,213,149
	3,100,000	2.500%	6/30/2017	3,181,375
	1,800,000	2.875%	3/31/2018	1,875,796
	3,000,000	3.750%	11/15/2018	3,221,486
	1,900,000	2.750%	2/15/2019	1,987,392
	1,900,000	2.625%	8/15/2020	1,983,347
	1,900,000	3.625%	2/15/2021	2,076,825
	2,800,000	2.000%	2/15/2022	2,817,884
	1,900,000	2.500%	8/15/2023	1,960,414
Total United States Treasury Notes (Cost $21,010,999)				21,317,668

United States Treasury Bonds (6.58%)
	1,300,000	4.500%	5/15/2038	1,676,035
Total United States Treasury Bonds (Cost $1,549,155)				1,676,035

Total Investments (Cost $24,544,983) (a) (98.60%)				25,113,694
Other Net Assets (1.40%)				356,714
Net Assets (100.00%)				25,470,408

(a) Aggregate cost for federal income tax purposes is $24,544,983.

At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	587,874
Unrealized depreciation	(19,163)
Net unrealized appreciation	568,711

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (2.80%)
	74,383	2.250%	6/20/2034	76,885
	117,752	1.625%	11/20/2034	122,111
Total Government National Mortgage Association (Cost $193,103)				198,996

United States Treasury Notes (96.16%)
	1,600,000	2.000%	1/31/2016	1,604,499
	800,000	1.500%	6/30/2016	804,782
	700,000	0.875%	1/31/2017	700,889
	1,000,000	2.375%	7/31/2017	1,025,215
	1,200,000	0.875%	1/31/2018	1,196,461
	1,000,000	1.125%	6/15/2018	1,000,234
	500,000	1.250%	1/31/2019	499,473
Total United States Treasury Notes (Cost $6,839,698)				6,831,553

Total Investments (Cost $7,032,801) (a) (98.96%)				7,030,549
Other Net Assets (1.04%)				74,234
Net Assets (100.00%)				7,104,783

(a) Aggregate cost for federal income tax purposes is $7,032,801.

At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	8,683
Unrealized depreciation	(10,935)
Net unrealized depreciation	(2,252)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Par Value	Maturity	Value

United States Treasury Bills, DN (b) (100.00%)
	29,400,000	12/3/2015	29,399,902
	3,100,000	12/10/2015	3,099,901
	26,500,000	12/17/2015	26,499,293
	6,400,000	1/7/2016	6,399,034
	5,800,000	3/3/2016	5,796,980
	2,900,000	4/28/2016	2,896,999
Total United States Treasury Bills, DN (Cost $74,092,109)			74,092,109

Total Investments (Cost $74,092,109) (a) (100.00%)			74,092,109
Liabilities in Excess of Other Assets (0.00%)			(593)
Net Assets (100.00%)			74,091,516

(a) Aggregate cost for federal income tax purposes is $74,092,109.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.03% - 0.25%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (98.97%)

Basic Materials (2.52%)
Air Products & Chemicals, Inc.	1,615	221,077
Airgas, Inc.	499	68,962
Alcoa, Inc.	7,435	69,592
CF Industries Holdings, Inc.	1,795	82,821
Dow Chemical Co.	6,895	359,436
Eastman Chemical Co.	1,048	76,137
Ecolab, Inc.	1,937	230,813
EI Du Pont de Nemours & Co.	6,896	464,377
FMC Corp.	1,102	47,353
Freeport-McMoRan, Inc.	6,887	56,336
International Paper Co.	3,175	132,810
Int'l Flavors & Fragrance, Inc.	683	81,967
LyondellBasell Industries NV	2,971	284,681
Monsanto Co.	3,626	345,050
Mosaic Co./The	2,068	65,432
Newmont Mining Corp.	3,766	69,332
Nucor Corp.	2,404	99,646
Olin Corp.	4,701	102,341
PPG Industries, Inc.	2,102	222,265
Praxair, Inc.	2,168	244,550
Sherwin Williams Co.	628	173,372
United States Steel Corp.	1,093	8,821
Total Basic Materials		3,507,171

Communications (12.59%)
Alphabet, Inc. Class A*	2,080	1,586,728
Alphabet, Inc. Class C*	2,085	1,548,321
Amazon.Com, Inc.*	2,799	1,860,773
AT&T, Inc.	46,086	1,551,716
Cablevision Systems Corp.	1,680	51,240
CBS Corp.	3,433	173,298
CenturyLink, Inc.	4,581	123,366
Cisco Systems, Inc.	39,132	1,066,347
Comcast Corp.	19,068	1,160,478
Discovery Communications, Inc. Class A*	1,878	58,481
Discovery Communications, Inc. Class C*	1,878	55,551
EBay, Inc.*	8,321	246,218
Expedia, Inc.	689	84,823
F5 Networks, Inc.*	602	62,006
Facebook Inc. Class A*	15,753	1,642,093
Frontier Communications	7,522	37,535
Interpublic Group Co.'s Inc.	3,241	74,543
Juniper Networks, Inc.	2,718	81,893
Level 3 Communications, Inc.*	2,152	109,386
Motorola Solutions, Inc.	1,430	102,645
Netflix, Inc.*	2,891	356,547
News Corp.	3,745	53,741
Nielsen Holdings PLC	1,879	87,712
Omnicom Group, Inc.	1,982	146,509
Priceline Group, Inc.*	361	450,835
Scripps Networks Interactive	635	36,068
Symantec Corp.	5,172	101,268
Tegna, Inc.	1,702	48,082
Time Warner Cable, Inc.	2,282	421,645
Time Warner, Inc.	6,232	436,115
TripAdvisor, Inc.*	850	70,015
Twenty-First Century Fox, Inc.	13,721	404,907
VeriSign, Inc.*	1,159	103,661
Verizon Communications, Inc.	31,159	1,416,177
Viacom, Inc.	2,740	136,425
Walt Disney Co.	11,733	1,331,344
Yahoo! Inc.*	6,533	220,881
Total Communications		17,499,373

Consumer, Cyclical (10.42%)
Advanced Auto Parts, Inc.	548	89,176
American Airlines Group, Inc.	5,382	222,061
AutoNation, Inc.*	284	18,153
AutoZone, Inc.*	275	215,537
Bed Bath & Beyond, Inc.*	1,720	93,774
Best Buy Co. Inc.	1,956	62,162
BorgWarner, Inc.	1,664	71,036
Carmax, Inc.*	1,689	96,780
Carnival Corp.	3,334	168,467
Chipotle Mexican Grill, Inc. Class A*	234	135,615
Coach, Inc.	2,156	68,496
Costco Wholesale Corp.	3,160	510,087
CVS CaremarkCorp.	8,444	794,496
D R Horton, Inc.	2,495	80,613
Darden Resturants, Inc.	933	52,407
Delphi Automotive PLC	2,173	190,963
Delta Air Lines, Inc.	6,380	296,415
Dollar General Corp.	1,932	126,372
Dollar Tree, Inc.*	1,907	143,902
Fastenal Co.	2,014	81,728
Ford Motor Co.	27,615	395,723
Fossil Group, Inc.*	377	14,503
GameStop Corp. Class A	908	31,807
Gap, Inc.	2,194	58,646
General Motors Co.	10,151	367,466
Genuine Parts Company	1,170	106,037
Goodyear Tire & Rubber Co.	1,847	64,423
Hanesbrands, Inc.	3,007	92,225
Harley Davidson, Inc.	1,765	86,344
Harman International Industries, Inc.	529	54,572
Hasbro, Inc.	950	69,436
Home Depot, Inc.	9,889	1,323,938
Johnson Controls, Inc.	5,136	236,256
Kohls Corp.	1,587	74,795
L Brands, Inc.	1,787	170,498
Leggett & Platt, Inc.	1,017	47,392
Lennar Corp.	1,300	66,573
Lowe's Cos. Inc.	7,300	559,180
Macy's, Inc.	2,961	115,716
Marriott International, Inc./DE	1,935	137,211
Mattel, Inc.	2,508	62,349
McDonald's Corp.	7,400	844,784
Michael Kors Holdings Ltd.*	1,328	57,131
Mohawk Industries, Inc.*	459	87,540
Newell Rubbermaid, Inc.	2,365	105,621
NIKE, Inc.	5,334	705,582
Nordstrom, Inc.	1,123	63,236
O'Reilly Automotive, Inc.*	874	230,622
PACCAR, Inc.	2,601	135,148
PulteGroup, Inc.	2,804	54,622
PVH Corp.	574	52,400
Ralph Lauren Corp.	449	55,770
Ross Stores, Inc.	3,322	172,777
Royal Caribbean Cruises Ltd.	1,236	114,466
Signet Jewelers Ltd.	600	78,834
Southwest Airlines Co.	5,662	259,773
Staples, Inc.	5,524	66,675
Starbucks Corp.	10,948	672,098
Starwood Hotels/Resorts Worldwide	1,427	102,516
Target Corp.	4,818	349,305
Tiffany & Co.	950	75,696
TJX Cos. Inc.	5,416	382,370
Tractor Supply Co.	1,050	93,818
Under Armour, Inc. Class A*	1,210	104,326
Urban Outfitters, Inc.*	803	17,987
VF Corp.	2,588	167,444
Walgreens Boots Alliance, Inc.	6,346	533,254
Wal-Mart Stores, Inc.	11,851	697,313
Whirlpool Corp.	570	92,636
WW Grainger, Inc.	441	88,438
Wyndham Worldwide Corp.	1,139	86,473
Wynn Resorts Ltd.	526	33,017
Yum! Brands, Inc.	3,354	243,199
Total Consumer, Cyclical		14,478,201

Consumer, Non-Cyclical (23.47%)
Abbott Laboratories	11,424	513,166
AbbVie, Inc.	11,424	664,306
ADT Corp.	1,732	61,434
Aetna, Inc.	2,841	291,913
Alexion Pharmaceuticals, Inc.*	1,383	246,783
Allergan PLC*	2,930	919,698
Altria Group, Inc.	14,863	856,109
Amerisource Bergen Corp.	1,565	154,372
Amgen, Inc.	5,671	913,598
Anthem, Inc.	2,002	261,021
Archer-Daniels-Midland Co.	4,902	178,874
Automatic Data Processing, Inc.	3,564	307,431
Avery Dennison Corp.	891	58,770
Baxalta, Inc.	4,026	138,414
Baxter International, Inc.	4,026	151,579
Becton Dickinson and Co.	1,588	238,597
Biogen Idec, Inc.*	1,739	498,850
Boston Scientific Corp.*	11,526	210,695
Bristol-Myers Squibb Co.	12,265	821,878
Brown-Forman Corp.	1,081	110,846
Campbell Soup Co.	1,449	75,696
Cardinal Health, Inc.	2,511	218,080
Celgene Corp.*	6,007	657,466
Cigna Corp.	2,081	280,893
Cintas Corp.	801	73,364
Clorox Co.	943	117,215
Coca-Cola Co.	28,487	1,214,116
Coca-Cola Enterprises, Inc.	2,036	102,411
Colgate-Palmolive Co.	6,558	430,729
Conagra Foods, Inc.	2,987	122,258
Constellation Brands, Inc.	1,083	151,902
CR Bard, Inc.	610	113,960
Danaher Corp.	4,166	401,561
DaVita HealthCare Partners, Inc.*	1,224	89,401
DENTSPLY International, Inc.	1,160	70,366
Dr Pepper Snapple Group, Inc.	1,620	145,395
Edwards Lifesciences Corp.*	858	139,854
Eli Lilly & Co.	7,419	608,655
Endo International PLC*	1,332	81,891
Equifax, Inc.	870	97,005
Estee Lauder Cos. Inc.	1,800	151,416
Express Scripts Holding Co.*	5,454	466,208
General Mills, Inc.	4,683	270,490
Gilead Sciences, Inc.	11,004	1,165,984
H&R Block, Inc.	1,994	73,160
HCA Holdings, Inc.*	2,209	150,345
Henry Schein, Inc.*	628	98,269
Hershey Co.	1,114	96,149
Hormel Foods Corp.	1,064	79,715
Humana, Inc.	1,191	200,874
Intuitive Surgical, Inc.*	285	148,206
JM Smucker Co.	823	99,739
Johnson & Johnson	20,958	2,121,783
Kellogg Co.	1,816	124,886
Keurig Green Mountain, Inc.	971	50,880
Kimberly-Clark Corp.	2,926	348,633
Kraft Heinz Company	4,282	315,541
Kroger Co.	8,014	301,807
Laboratory Corp of America Holdings*	705	85,686
Mallinckrodt PLC*	874	59,353
Mastercard, Inc.	7,325	717,264
Mccormick & Co. Inc./MD	975	83,772
Mcgraw Hill Financial, Inc.	2,019	194,773
McKesson Corp.	1,736	328,712
Mead Johnson Nutrition Co. Class A	1,560	125,720
Medtronic PLC	10,936	823,918
Merck & Co. Inc.	21,298	1,129,007
Molson Coors Brewing Co.	1,200	110,436
Mondelez International, Inc. Class A	12,847	560,900
Monster Beverage Corp.*	1,129	174,555
Moody's Corp.	1,498	154,474
Mylan NV*	3,101	159,081
Patterson Cos. Inc.	758	34,542
Paypal Holdings*	8,321	293,398
PepsiCo, Inc.	11,411	1,142,926
Perrigo Co. PLC	677	101,137
Pfizer, Inc.	45,992	1,507,158
Philip Morris Int'l, Inc.	11,608	1,014,423
Procter & Gamble Co.	20,266	1,516,707
Quanta Services, Inc.*	1,601	35,302
Quest Diagnostics, Inc.	1,168	79,798
Regeneron Pharmaceuticals, Inc.*	562	306,009
Reynolds American, Inc.	6,726	311,078
Robert Half International, Inc.	1,032	52,818
St. Jude Medical, Inc.	2,310	145,761
Stryker Corp.	2,155	207,871
Sysco Corp.	4,516	185,608
Tenet Healthcare Corp.*	766	25,424
Total System Services, Inc.	1,190	66,592
Tyson Foods, Inc.	2,328	116,400
United Rentals, Inc.*	724	56,957
UnitedHealth Group, Inc.	7,156	806,553
Universal Health Services, Inc.	683	82,998
Varian Medical Systems, Inc.*	875	70,683
Vertex Pharmaceuticals, Inc.*	1,731	223,922
Western Union Co.	4,688	88,416
Whole Foods Market, Inc.	2,358	68,736
Zimmer Biomet Holdings, Inc.	1,338	135,151
Zoetis, Inc. Class A	3,718	173,631
Total Consumer, Non-Cyclical		32,612,287

Diversified (0.02%)
Leucadia National Corp.	1,447	25,583
Total Diversified		25,583

Energy (7.03%)
Anadarko Petroleum Corp.	3,750	224,625
Apache Corp.	2,792	137,311
Baker Hughes, Inc.	3,384	182,973
Cabot Oil & Gas Corp.	3,164	59,578
Cameron International Corp.*	1,865	127,361
Chesapeake Energy Corp.	3,818	20,121
Chevron Corp. (c)	14,364	1,311,720
Cimarex Energy	657	78,196
Columbia Pipeline Group	2,050	39,299
ConocoPhillips	8,936	482,991
CONSOL Energy, Inc.	1,500	11,820
Devon Energy Corp.	2,767	127,310
Diamond Offshore Drilling, Inc.	576	13,035
Ensco PLC	1,707	29,224
EOG Resources, Inc.	3,850	321,206
EQT Corp.	1,085	62,084
Exxon Mobil Corp. (c)	31,478	2,570,490
First Solar, Inc.*	370	20,909
FMC Technologies, Inc.*	1,793	60,998
Halliburton Co.	6,883	274,288
Helmerich & Payne, Inc.	805	46,891
Hess Corp.	1,823	107,557
Kinder Morgan, Inc.	12,787	301,390
Marathon Oil Corp.	5,187	90,824
Marathon Petroleum Corp.	4,098	239,364
Murphy Oil Corp.	1,357	38,783
National Oilwell Varco, Inc.	3,192	119,189
Newfield Exploration Co.*	988	37,801
Noble Energy, Inc.	2,616	95,929
Occidental Petroleum Corp.	5,892	445,376
ONEOK, Inc.	1,546	45,576
Phillips 66	4,078	373,259
Pioneer Natural Resources Co.	880	127,380
Range Resources Corp.	1,202	34,353
Schlumberger Ltd.	9,690	747,584
Southwestern Energy Co.*	2,561	23,075
Spectra Energy Corp.	4,856	127,227
Tesoro Corp.	1,028	118,395
Transocean Ltd.	2,519	36,173
Valero Energy Corp.	4,032	289,740
Williams Cos. Inc.	4,450	162,692
Total Energy		9,764,097

Financial (16.70%)
ACE Ltd.	2,500	287,125
Affiliated Managers Group*	409	72,487
Aflac, Inc.	3,445	224,752
Alliance Data Systems Corp.*	400	114,740
Allstate Corp.	3,124	196,062
American Express Co.	6,577	471,176
American Int'l Group, Inc.	10,299	654,810
American Tower Corp.	2,860	284,227
Ameriprise Financial, Inc.	1,369	154,629
Aon PLC	2,362	223,776
Apartment Invstmt & Mgmt Co.	1,070	40,778
Assurant, Inc.	596	50,970
AvalonBay Communities, Inc.	686	124,708
Bank of America Corp.	77,978	1,359,157
Bank of New York Mellon Corp.	8,692	381,057
BB&T Corp.	5,247	202,639
Berkshire Hathaway, Inc.*	13,493	1,809,276
Blackrock, Inc. Class A	941	342,261
Boston Properties, Inc.	1,078	134,739
Capital One Financial Corp.	4,021	315,689
CBRE Group, Inc. Class A*	2,058	77,113
Charles Schwab Corp.	7,272	245,139
Chubb Corp.	1,969	257,014
Cincinnati Financial Corp.	1,179	72,049
Citigroup, Inc.	22,616	1,223,299
CME Group, Inc./IL Class A	2,250	219,713
Comerica, Inc.	1,331	61,692
Crown Castle International Corp.	2,156	185,222
Discover Financial Services	3,788	215,007
E*Trade Financial Corp.*	1,181	35,938
Equinix, Inc.	434	128,681
Equity Residential	2,164	172,730
Essex Property Trust, Inc.	463	106,856
Fifth Third Bancorp	6,069	125,446
Four Corners Property Trust*	311	6,158
Franklin Resources, Inc.	3,105	130,162
General Growth Properties, Inc.	4,119	104,911
Genworth Financial, Inc. Class A*	3,728	18,826
Goldman Sachs Group, Inc.	3,040	577,661
Hartford Financial Services Group, Inc.	2,922	133,360
HCP, Inc.	3,020	107,301
Host Hotels & Resorts, Inc.	5,173	85,872
Huntington Bancshares, Inc./OH	5,456	63,781
Intercontinental Exchange, Inc.	849	220,604
Invesco Ltd.	3,410	114,883
Iron Mountain, Inc.	1,369	38,031
JPMorgan Chase & Co.	27,735	1,849,370
KeyCorp	6,704	87,889
Kimco Realty Corp.	2,994	78,113
Legg Mason, Inc.	743	32,974
Lincoln National Corp.	2,305	126,752
Loews Corp.	2,394	90,709
M&T Bank Corp.	1,180	147,916
Macerich Co.	1,011	79,010
Marsh & McLennan Co.'s, Inc.	4,025	222,583
MetLife, Inc.	7,704	393,597
Morgan Stanley	10,374	355,828
Nasdaq OMX Group, Inc.	1,127	66,065
Navient Corp.	3,621	43,126
Northern Trust Corp.	1,610	120,653
People's United Financial, Inc.	2,887	48,357
Plum Creek Timber Co. Inc.	1,188	60,362
PNC Financial Services Group, Inc.	3,945	376,787
Principal Financial Group, Inc.	2,041	105,030
Progressive Corp.	4,123	127,071
Prologis, Inc.	3,315	141,716
Prudential Financial, Inc.	3,541	306,474
Public Storage	1,035	248,462
Realty Income Corp.	1,688	83,759
Regions Financial Corp.	9,066	91,929
Simon Property Group, Inc.	2,175	405,072
SL Green Realty Corp.	740	87,379
State Street Corp.	3,093	224,490
SunTrust Banks, Inc.	3,809	165,387
T. Rowe Price Group, Inc.	1,965	149,635
Torchmark Corp.	1,176	71,289
Travelers Cos, Inc.	2,411	276,228
Unum Group	2,266	83,117
US Bancorp/MN	13,884	609,369
Ventas, Inc.	2,081	111,001
Visa Inc. Class A	14,557	1,150,149
Vornado Realty Trust	1,244	120,369
Wells Fargo & Co. (c)	35,184	1,938,635
Welltower, Inc.	1,873	118,355
Weyerhaeuser Co.	3,870	124,498
XL Group PLC	2,249	85,867
Zions Bancorporation	1,054	31,578
Total Financial		23,209,457

Industrial (10.02%)
3M Co.	4,679	732,638
Agilent Technologies, Inc.	2,633	110,112
Allegion PLC	703	47,249
AMETEK, Inc.	1,816	102,531
Amphenol Corp.	2,372	130,579
Ball Corp.	1,134	78,722
Boeing Co.	4,978	724,050
C H Robinson Worldwide, Inc.	1,280	86,310
Caterpillar, Inc.	4,752	345,233
Corning, Inc.	9,540	178,684
CSRA, Inc.*	1,256	39,577
CSX Corp.	7,645	217,347
Cummins, Inc.	1,302	130,682
Deere & Co.	2,547	202,665
Dover Corp.	1,334	87,911
Eaton Corp. PLC	3,484	202,629
Emerson Electric Co.	5,336	266,800
Expeditors Int'l of Washington	1,549	75,188
FedEx Corp.	2,148	340,544
FLIR Systems, Inc.	1,158	35,388
Flowserve Corp.	1,128	52,159
Fluor Corp.	1,298	63,083
Garmin Ltd.	806	30,507
General Dynamics Corp.	2,440	357,362
General Electric Co.	75,529	2,261,340
Harris Corp.	833	69,247
Honeywell International, Inc.	5,633	585,550
Illinois Tool Works, Inc.	2,619	246,134
Ingersoll-Rand PLC	2,109	123,735
Jacobson Engineering Group, Inc.*	962	42,463
JB Hunt Transport Services, Inc.	690	53,986
Joy Global, Inc.	784	12,034
Kansas Cty Southern	811	73,736
L3 Communications Holdings, Inc.	719	88,013
Lockheed Martin Corp.	1,981	434,156
Martin Marietta Materials, Inc.	463	72,876
Masco Corp.	2,627	78,574
Norfolk Southern Corp.	2,398	227,954
Northrop Grumman Corp.	1,488	277,304
Owens-Illinois, Inc.*	1,395	26,910
Parker Hannifin Corp.	1,096	114,707
Pentair PLC	1,542	87,431
PerkinElmer, Inc.	1,021	54,276
Precision Castparts Corp.	1,073	248,442
Raytheon Co.	2,443	303,005
Republic Services, Inc.	2,203	96,778
Rockwell Automation, Inc.	1,085	115,487
Rockwell Collins, Inc.	1,079	100,002
Roper Industies, Inc.	694	134,282
Ryder System, Inc.	477	31,463
Sealed Air Corp.	1,582	71,760
Snap-On, Inc.	424	72,996
Stanley Black & Decker, Inc.	1,237	135,031
Stericycle, Inc.*	642	77,502
TE Connectivity Ltd.	3,236	217,103
Textron, Inc.	2,069	88,284
Thermo Fisher Scientific, Inc.	2,658	367,867
Tyco International PLC	3,464	122,314
Union Pacific Corp.	6,613	555,161
United Parcel Service, Inc. Class B	5,289	544,820
United Technologies Corp.	6,172	592,821
Vulcan Materials Co.	956	98,153
Waste Management, Inc.	3,352	180,237
Waters Corp.*	682	90,583
Westrock Co.	996	50,427
Xylem, Inc.	1,498	55,905
Total Industrial		13,918,799

Technology (13.54%)
Accenture PLC Class A	4,670	500,717
Adobe Systems, Inc.*	3,587	328,067
Akamai Technologies, Inc.*	1,400	80,654
Altera Corp.	2,432	128,410
Analog Devices, Inc.	2,227	137,250
Apple, Inc. (c)	43,710	5,170,893
Applied Materials, Inc.	9,105	170,901
Autodesk, Inc.*	1,669	105,931
Avago Technologies Ltd.	1,878	244,985
Broadcom Corp.	3,543	193,554
CA, Inc.	2,646	74,379
Cerner Corp.*	2,120	126,352
Citrix Systems, Inc.*	1,348	103,351
Cognizant Technology Solutions Class A*	4,408	284,669
Computer Sciences Corp.	1,256	39,350
Dun & Bradstreet Corp.	396	42,685
Electronic Arts, Inc.*	2,629	178,220
EMC Corp./MA	14,917	377,997
Fidelity National Information	1,851	117,853
Fiserv, Inc.*	2,114	203,451
Hewlett Packard Co.	14,359	180,062
HP Enterprice Co.*	14,359	213,375
Intel Corp.	36,299	1,262,116
Int'l Business Machines Corp.	6,898	961,719
Intuit, Inc.	2,031	203,506
KLA-Tencor Corp.	1,304	86,677
Lam Research Corp.	1,341	104,866
Linear Technology Corp.	1,694	77,450
Microchip Technology, Inc.	1,401	67,640
Micron Technology, Inc.*	6,485	103,306
Microsoft Corp.	61,563	3,345,949
NetApp, Inc.	2,586	79,287
NVIDIA Corp.	4,572	145,024
Oracle Corp.	24,056	937,462
Paychex Inc.	2,454	133,130
Pitney Bowes, Inc.	1,820	39,312
Qorvo, Inc.*	1,120	65,038
QUALCOMM, Inc.	12,533	611,485
Red Hat, Inc.*	1,433	116,661
Salesforce.com, Inc.*	3,760	299,634
Sandisk Corp.	1,741	128,608
Seagate Technology PLC	2,601	93,480
Skyworks Solutions, Inc.	1,431	118,802
Teradata Corp.*	1,256	37,567
Texas Instruments, Inc.	8,319	483,500
Western Digital Corp.	1,637	102,165
Xerox Corp.	10,310	108,771
Xilinx, Inc.	2,112	104,945
Total Technology		18,821,206

Utilities (2.66%)
AES Corp./VA	4,674	46,693
AGL Resources, Inc.	850	53,185
Ameren Corp.	1,808	79,118
American Electric Power, Inc.	3,645	204,156
Centerpoint Energy, Inc.	2,979	50,494
CMS Energy Corp.	2,062	72,211
Consolidated Edison, Inc.	2,227	138,408
Dominion Resources, Inc./VA	4,251	286,393
DTE Energy Co.	1,258	101,256
Duke Energy Corp.	5,180	350,997
Edison International	2,433	144,423
Entergy Corp.	1,304	86,886
Eversource Energy	2,274	115,860
Exelon Corp.	6,183	168,858
FirstEnergy Corp.	3,123	98,031
NextEra Energy, Inc.	3,154	314,958
NiSource, Inc.	2,050	39,340
NRG Energy, Inc.	1,956	24,176
Pepco Holdings, Inc.	1,700	43,639
PG&E Corp.	2,830	149,226
Pinnacle West Capital Corp.	806	51,068
PPL Corp.	4,208	143,240
Public Service Enterprise, Inc.	3,861	150,965
SCANA Corp.	845	49,973
Sempra Energy	1,653	164,027
Southern Co.	6,412	285,590
TECO Energy, Inc.	1,498	39,427
WEC Energy Group, Inc.	2,388	117,776
Xcel Energy, Inc.	3,728	132,940
Total Utilities		3,703,314

Total Common Stock (Cost $63,409,797)		137,539,488

Right/Warrant (0.00%)
Safeway, Inc. CVR-Non Tradable, 01/17**	1,746	85
Safeway, Inc. CVR-Non Tradable, 01/19**	1,746	1,772
Total Right/Warrant (Cost $2,009)		1,857

Total Investments (Cost $63,411,806) (a) (98.97%)		137,541,345
Other Net Assets (1.03%)		1,426,799
Net Assets (100.00%)		138,968,144

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At November 30, 2015, the fair value was $1,857, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $63,873,810.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	77,502,974
Unrealized depreciation	(3,835,439)
Net unrealized appreciation	73,667,535

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2015:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
13 / DEC 2015 / Long / CME	1,352,990	1,351,870	(1,120)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (99.34%)

Basic Materials (4.64%)
Albemarle Corp.	10,773	577,002
Ashland, Inc.	6,113	688,631
Cabot Corp.	6,690	291,283
Carpenter Technology Corp.	4,953	178,011
Commercial Metals Co.	12,146	179,639
Compass Minerals International	3,460	291,124
Cytec Industries, Inc.	6,904	516,902
Domtar Corp.	6,701	275,344
Minerals Technologies, Inc.	3,557	218,898
NewMarket Corp.	1,020	421,413
Olin Corp.	8,099	176,315
PolyOne Corp.	8,709	313,350
Reliance Steel & Aluminum Co.	7,479	439,840
RPM International, Inc.	12,787	600,733
Sensient Technologies Corp.	4,970	332,195
Steel Dynamics, Inc.	23,032	400,526
Valspar Corp.	7,303	617,030
Worthington Industries, Inc.	5,239	161,204
Total Basic Materials		6,679,440

Communications (2.65%)
AMC Networks, Inc.*	5,664	460,540
ARRIS Group, Inc.*	12,621	385,824
Cable One, Inc.	421	187,875
Ciena Corp.*	11,260	281,950
FactSet Research Systems, Inc.	3,719	630,484
InterDigital, Inc.	3,831	201,855
John Wiley & Sons, Inc.	4,836	249,489
Meredith Corp.	3,759	175,357
Neustar, Inc. Class A*	5,782	145,706
New York Times Co.	14,132	198,979
Plantronics, Inc.	4,417	233,703
Polycom, Inc.*	14,123	192,496
Telephone & Date Systems, Inc.	10,202	288,615
Time, Inc.	11,230	186,867
Total Communications		3,819,740

Consumer, Cyclical (13.39%)
Alaska Air Group, Inc.	12,604	1,004,920
American Eagle Outfitters, Inc.	18,564	289,041
Ascena Retail Group, Inc.*	17,057	193,256
Big Lots, Inc.	5,120	230,349
Brinker International, Inc.	6,088	277,735
Brunswick Corp.	8,905	468,670
Buffalo Wild Wings, Inc.*	1,802	288,752
Cabela's, Inc. Class A*	4,908	230,038
Carter's, Inc.	5,068	437,014
Casey's General Stores, Inc.	3,675	427,292
Cheesecake Factory, Inc.	4,749	223,820
Chico's FAS, Inc.	15,751	189,012
Cinemark Holdings, Inc.	9,976	346,167
Copart, Inc.*	10,892	429,907
Cracker Barrel Old Country Store, Inc.	2,273	286,216
CST Brands, Inc.	6,833	254,461
Dana Holding Corp.	16,229	266,805
Deckers Outdoor Corp.*	3,569	174,667
Dick's Sporting Goods, Inc.	9,398	366,804
Domino's Pizza, Inc.	5,269	566,259
Dreamworks Animation SKG, Inc. Class A*	7,419	182,804
Dunkin' Brands Group, Inc.	9,507	403,287
Foot Locker, Inc.	14,074	914,810
Guess? Inc.	6,504	128,064
Herman Miller, Inc.	6,124	194,192
HNI Corp.	4,649	205,765
HSN, Inc.	3,343	166,816
Ingram Micro, Inc.	14,938	462,032
International Speedway Corp. Class A	2,678	95,310
Jack In The Box, Inc.	3,547	262,975
Jarden Corp.*	17,140	800,095
JC Penney Co. Inc.*	31,426	250,465
JetBlue Airways Corp.*	23,748	587,526
Kate Spade & Co.*	12,177	244,027
KB Home	8,723	122,907
LKQ Corp.*	29,031	856,124
MDC Holdings, Inc.	3,741	98,126
MSC Industrial Direct Co. Inc.	4,839	298,566
NVR, Inc.*	385	647,755
Office Depot, Inc.*	46,441	306,046
Panera Bread Co.*	2,454	446,137
Polaris Industries, Inc.	5,852	616,976
Scotts Miracle-Gro Co.	4,332	302,330
Sketchers USA, Inc. Class A*	11,700	353,340
Tempur Sealy International, Inc.*	6,278	499,101
Thor Industries, Inc.	4,449	257,686
Toll Brothers, Inc.*	15,510	576,662
Tupperware Brands Corp.	4,825	273,915
Vista Outdoor, Inc.*	6,584	290,025
Watsco, Inc.	2,811	357,306
Wendy's Co.	28,361	298,074
Williams Sonoma, Inc. (c)	8,204	519,559
World Fuel Services Corp.	6,903	300,902
Total Consumer, Cyclical		19,270,890

Consumer, Non-Cyclical (17.48%)
Aaron's, Inc.	6,634	161,007
Akorn, Inc.*	7,128	237,362
Align Technology, Inc.*	6,922	461,974
Bio-Rad Laboratories, Inc.*	2,113	295,228
Boston Beer Co. Inc.*	851	181,791
Catalent, Inc.*	9,318	259,506
CEB, Inc.	3,477	268,668
Centene Corp.*	11,241	649,168
Charles River Laboratories*	4,812	368,455
Church & Dwight Co. Inc. (c)	12,816	1,099,225
Community Health Systems, Inc.*	11,140	322,392
Cooper Cos. Inc.	4,782	699,368
Dean Foods Co.	9,667	181,353
Deluxe Corp.	5,133	301,050
DeVry Education Group, Inc.	5,910	140,363
Edgewell Personal Care	5,949	478,895
Flowers Foods, Inc.	17,698	416,257
FTI Consulting, Inc.*	4,461	166,752
Gartner, Inc.*	8,719	813,483
Global Payments, Inc.	12,958	918,074
Graham Holdings Co.	421	227,866
Hain Celestial Group, Inc.*	9,668	412,824
Halyard Health, Inc.*	4,818	154,128
Health Net, Inc.*	7,718	488,241
Hill-Rom Holdings, Inc.	5,915	301,133
Hologic, Inc.*	24,014	968,965
IDEXX Laboratories, Inc.*	9,136	647,012
Ingredion, Inc.	6,884	678,556
Lancaster Colony Corp.	2,001	232,636
Lifepoint Hospitals, Inc.*	4,653	333,201
Live Nation Entertainment, Inc.*	13,841	351,423
Manpowergroup, Inc.	7,581	684,413
MEDNAX, Inc.*	9,620	686,579
Molina Healthcare, Inc.*	3,819	230,133
Owens & Minor, Inc.	6,501	250,354
PAREXEL International Corp.*	5,235	355,195
Post Holdings, Inc.*	4,823	335,295
Rent-A-Center, Inc.	5,448	93,488
ResMed, Inc.	13,359	795,796
Rollins, Inc.	9,916	269,219
RR Donnelley & Sons Co.	20,054	322,669
SEI Investments Co.	12,496	679,657
Services Corp. International	19,892	553,992
Sirona Dental Systems, Inc.*	5,304	575,378
Sotheby's	6,329	179,174
STERIS PLC	5,692	434,755
SUPERVALU, Inc.*	22,173	149,003
Techne Corp.	3,629	331,001
Teleflex, Inc.	3,967	522,454
Tootsie Roll Industries, Inc.	1,968	63,074
Towers Watson & Co.	6,700	901,217
Treehouse Foods, Inc.*	4,336	374,891
United Natural Foods, Inc.*	4,779	209,846
United Therapeutics Corp.*	4,551	694,619
VCA, Inc.*	8,059	443,487
WellCare Health Plans, Inc.*	4,206	346,911
West Pharmaceutical Services, Inc.	6,828	430,505
WEX, Inc.*	3,714	350,119
WhiteWave Foods Co.*	16,703	678,643
Total Consumer, Non-Cyclical		25,158,223

Energy (2.64%)
California Resources Corp.	32,149	131,811
Dril-Quip, Inc.*	4,000	252,440
Energen Corp.	7,013	415,801
Gulfport Energy Corp.*	9,272	235,694
HollyFrontier Corp. (c)	18,752	901,597
Murphy USA, Inc.*	4,431	263,910
Oceaneering International, Inc.	10,060	440,024
Oil States International, Inc.*	5,094	161,582
Patterson-UTI Energy, Inc.	15,065	244,354
SM Energy Co.	6,571	192,990
SunEdison, Inc.*	24,142	77,013
Western Refining, Inc.	6,991	316,413
WPX Energy, Inc.*	19,483	167,164
Total Energy		3,800,793

Financial (24.60%)
Alexander & Baldwin, Inc.	4,846	183,712
Alexandria Real Estate Equities, Inc.	6,898	635,237
Alleghany Corp.* (c)	1,595	812,429
American Campus Communities	10,070	406,828
American Financial Group, Inc.	7,071	523,254
Arthur J Gallagher & Co. (c)	15,460	676,375
Aspen Insurance Holdings Ltd.	5,962	301,200
Associated Banc-Corp	15,965	327,442
BancorpSouth, Inc.	8,709	234,272
Bank of Hawaii Corp.	4,563	315,714
BioMed Realty Trust, Inc.	18,915	443,935
Brown & Brown, Inc.	11,293	366,571
Camden Property Trust	8,277	632,197
Cathay General Bancorp	7,638	262,136
CBOE Holdings, Inc.	8,085	583,818
CNO Financial Group, Inc.	18,689	378,078
Commerce Bancshares, Inc.	8,848	406,316
CoreLogic, Inc.*	8,597	316,885
Corporate Office Properties	8,366	186,478
Corrections Corp. Of America	11,158	287,653
Cullen/Frost Bankers, Inc.	5,255	366,746
Douglas Emmett, Inc.	13,261	410,826
Duke Realty Corp.	32,737	666,198
East West Bancorp, Inc.	13,752	596,562
Eaton Vance Corp.	11,329	406,938
Endurance Specialty Holdings	5,747	379,072
Equity One, Inc.	6,724	183,095
Everest Re Group Ltd.	4,481	826,476
Extra Space Storage, Inc.	10,587	886,661
Federal Realty Invstment Trust	6,527	956,335
Federated Investors, Inc. Class B	9,840	308,189
First American Financial Corp.	10,276	405,285
First Horizon National Corp.	22,537	335,125
First Niagara Financial Group	36,488	393,341
FirstMerit Corp.	17,046	344,841
Fulton Financial Corp.	19,359	280,125
Hancock Holding Co.	8,439	245,744
Hanover Insurance Group, Inc.	4,542	384,253
Highwoods Properties, Inc.	8,743	380,845
Hospitality Properties Trust	14,360	398,777
International Bancshares Corp.	5,988	182,694
Janus Capital Group, Inc.	15,310	241,745
Jones Lang LaSalle, Inc.	4,294	713,319
Kemper Corp.	5,158	212,045
Kilroy Realty Corp.	8,334	556,128
Lamar Advertising Co.	7,679	448,530
LaSalle Hotel Properties	10,698	301,791
Liberty Property Trust	14,231	482,431
Mack-Cali Realty Corp.	8,623	202,641
Mercury General Corp.	3,740	193,545
Mid-America Apartment Communities, Inc.	7,209	638,429
National Retail Properties, Inc.	12,882	495,442
New York Community Bancorp, Inc.	42,406	695,458
Old Republic Intl Corp.	23,244	440,706
Omega Healthcare Investors, Inc.	12,220	420,857
PacWest Bancorp	9,275	436,111
Potlatch Corp.	4,184	139,829
Primerica, Inc.	5,087	260,658
Prosperity Bancshares, Inc.	6,183	342,600
Raymond James Financial, Inc.	12,069	708,812
Rayonier, Inc.	13,045	314,776
Regency Centers Corp.	8,933	601,906
Reinsurance Group of America	6,581	604,662
RenaissanceRE Holdings Ltd.	3,920	434,179
Senior Housing Prop Trust	4,406	63,667
Signature Bank*	4,820	762,283
SLM Corp.*	40,540	273,848
StanCorp Financial Group, Inc.	4,027	457,628
Stifel Financial Corp.*	6,324	286,857
SVB Financial Group*	4,916	651,272
Synovus Financial Corp.	12,752	425,662
Tanger Factory Outlet Center, Inc.	9,884	329,236
Taubman Centers, Inc.	6,066	435,963
TCF Financial Corp.	16,020	245,426
Trustmark Corp.	6,874	173,569
UDR, Inc.	24,450	902,450
Umpqua Holdings Corp.	22,396	401,336
Urban Edge Properties	8,363	200,628
Valley National Bancorp	22,192	247,219
Waddell & Reed Financial, Inc. Class A	8,010	299,574
Washington Federal, Inc.	10,259	265,093
WP Glimcher, Inc.	15,996	168,758
Webster Financial Corp.	9,305	374,154
Weingarten Realty Investors	10,777	376,764
WR Berkley Corp.	9,726	541,349
Total Financial		35,387,994

Industrial (18.29%)
Acuity Brands, Inc.	4,154	959,076
AECOM Technology Corp.*	14,194	451,795
AGCO Corp.	8,018	402,985
AO Smith Corp.	7,206	574,751
AptarGroup, Inc.	6,201	461,850
Arrow Electronics, Inc.*	9,599	542,919
Avnet, Inc.	13,129	595,006
B/E Aerospace, Inc.	10,088	466,267
Belden, Inc.	4,101	257,420
Bemis Co. Inc.	9,568	450,844
Carlisle Cos, Inc.	6,147	543,702
CLARCOR, Inc.	4,802	253,690
Clean Harbors, Inc.*	5,336	230,995
Cognex Corp.	8,942	331,748
Crane Co.	5,107	265,666
Donaldson Co. Inc.	12,233	384,116
Eagle Materials, Inc.	4,815	332,620
Energizer Holdings	5,949	201,195
Esterline Technologies Corp.*	3,059	290,850
FEI Co.	3,980	318,440
Fortune Brands Home & Security, Inc.	15,627	859,016
GATX Corp.	4,618	213,813
Genesee & Wyoming, Inc.*	4,903	339,631
Gentex Corp.	28,049	469,400
Graco, Inc.	5,697	429,896
Granite Construction, Inc.	3,874	157,943
Greif, Inc. Class A	3,373	119,640
Hubbell, Inc.	5,204	516,705
Huntington Ingalls Industries	4,626	605,636
IDEX Corp.	7,606	599,353
ITT Corp.	8,775	348,455
Jabil Circuit, Inc.	19,156	490,202
KBR, Inc.	14,971	291,036
Kennametal Inc.	8,111	237,247
Keysight Technologies, Inc.*	16,046	494,377
Kirby Corp.*	5,466	353,104
KLX, Inc.*	5,391	173,051
Knowles Corp.*	8,766	144,376
Landstar Systems, Inc.	4,607	287,569
Lennox International, Inc.	4,234	575,485
Lincoln Electric Holdings, Inc.	7,694	434,326
Louisiana-Pacific Corp.*	14,578	268,235
Mettler Toledo International*	2,734	937,161
MSA Safety, Inc.	3,239	151,909
National Instruments Corp.	10,469	328,727
Nordson Corp.	5,621	407,691
OLD Dominion Freight Line, Inc.*	6,521	415,453
Orbital ATK, Inc.	5,677	487,711
Oshkosh Corp.	7,645	335,310
Packaging Corp. of America	9,425	640,806
Regal-Beloit Corp.	4,281	275,953
Silgan Holdings, Inc.	4,510	245,028
Sonoco Products Co.	9,701	425,098
Tech Data Corp.*	3,943	266,744
Teledyne Technologies, Inc.*	3,502	323,970
Terex Corp.	11,360	232,653
Timken Co.	7,137	230,097
Trimble Nagivation Ltd.* (c)	25,655	587,500
Trinity Industries, Inc.	14,910	404,807
Triumph Group, Inc.	5,301	212,305
Valmont Industries, Inc.	2,476	290,311
Vishay Intertechnology, Inc.	13,984	166,689
Wabtec Corp. (c)	9,221	738,787
Waste Connections, Inc.	11,891	648,060
Werner Enterprises, Inc.	4,592	123,800
Woodward, Inc.	6,008	302,983
Zebra Technologies Corp. Class A*	4,878	391,216
Total Industrial		26,295,200

Technology (10.77%)
ACI Worldwide, Inc.*	11,760	276,595
Acxiom Corp.*	8,198	187,734
Advanced Micro Devices, Inc.*	67,000	158,120
ANSYS, Inc.* (c)	9,103	848,492
Atmel Corp.	43,147	373,222
Broadridge Financial Solutions, Inc.	11,497	632,105
Cadence Design System, Inc.*	28,043	625,359
CDK Global, Inc.	15,388	729,545
CommVault Systems, Inc.*	4,391	179,943
Convergys Corp.	10,423	268,496
Cree, Inc.*	11,057	305,615
Cypress Semiconductor Corp.	15,104	163,425
Diebold, Inc.	6,660	230,902
DST Systems, Inc.	2,807	343,240
Fair Isaac Corp.	3,314	315,659
Fortinet, Inc.*	13,266	477,841
Integrated Device Technology*	15,339	430,106
Intersil Corp.	13,351	193,322
IPG Photonics Corp.*	3,654	333,208
Jack Henry & Associates, Inc.	7,834	621,863
Leidos Holdings, Inc.	6,411	371,389
Lexmark International, Inc.	6,419	220,428
Manhattan Associates, Inc.*	7,002	536,353
MAXIMUS, Inc.	6,415	364,051
Mentor Graphics Corp.	9,961	186,570
MSCI, Inc. A	10,732	752,528
NCR Corp.*	16,133	437,366
NetScout Systems, Inc.*	8,917	295,153
PTC, Inc.*	11,112	400,476
Rackspace Hosting, Inc.*	11,802	337,773
Rovi Corp.*	9,765	115,325
Science Applications Int'l Corp.	4,168	209,400
Silicon Laboratories, Inc.*	3,776	204,319
SolarWinds, Inc.*	6,762	395,104
Solera Holdings, Inc.	6,536	351,245
Synopsys, Inc.*	14,928	747,594
Teradyne, Inc.	20,500	425,990
Tyler Technologies, Inc.*	3,386	604,198
Ultimate Software Group, Inc.*	2,718	536,805
VeriFone Systems, Inc.*	10,831	310,633
Total Technology		15,497,492

Utilities (4.88%)
Alliant Energy Corp.	10,627	639,638
Aqua America, Inc.	16,922	496,661
Atmos Energy Corp.	9,617	599,235
Black Hills Corp.	4,587	196,874
Cleco Corp.	6,224	311,885
Great Plains Energy, Inc.	14,740	397,833
Hawaiian Electric Industries	9,825	280,799
IDACORP, Inc.	5,182	352,583
MDU Resources Group, Inc.	18,596	323,942
National Fuel Gas Co.	8,065	368,732
OGE Energy Corp.	19,095	498,570
ONE Gas, Inc.	5,500	268,125
PNM Resources, Inc.	8,211	238,119
Questar Corp.	16,790	318,171
UGI Corp.	16,518	572,679
Vectren Corp.	7,907	336,601
Westar Energy, Inc. (c)	12,525	534,567
WGL Holdings, Inc.	4,762	293,625
Total Utilities		7,028,639

Total Common Stock (Cost $83,749,513)		142,938,411

Total Investments (Cost $83,749,513) (a) (99.34%)		142,938,411
Other Net Assets (0.66%)		946,893
Net Assets (100.00%)		$143,885,304

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $83,946,498.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	62,525,889
Unrealized depreciation	(3,533,976)
Net unrealized appreciation	58,991,913

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2015:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
14 / DEC 2015 / Long / CME	2,024,975	2,044,140	$19,165

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (97.01%)

Basic Materials (3.39%)
A Schulman, Inc.	2,273	78,669
Aceto Corp.	2,128	60,031
AK Steel Holding Corp.*	10,905	25,954
American Vanguard Corp.	1,690	26,634
Balchem Corp.	2,418	165,609
Calgon Carbon Corp.	4,071	68,841
Century Aluminum Co.*	4,083	15,230
Clearwater Paper Corp.*	1,452	70,872
Deltic Timber Corp.	890	58,348
Globe Specialty Metals, Inc.	5,105	51,918
Hawkins, Inc.	618	25,338
HB Fuller Co.	3,993	158,961
Innophos Holdings, Inc.	1,783	52,991
Intrepid Potash, Inc.*	4,376	15,710
Kaiser Aluminum Corp.	1,409	120,779
Koppers Holdings, Inc.	1,485	33,903
Kraton Performance Polymers, Inc.*	2,597	57,783
Materion Corp.	1,549	44,952
Neenah Paper, Inc.	1,306	86,810
PH Glatfelter Co.	3,442	61,233
Quaker Chemical Corp.	1,053	89,747
Rayonier Advanced Materials	3,333	37,363
Schweitzer-Mauduit Internation, Inc.	2,492	104,215
Stepan Co.	1,428	74,342
Stillwater Mining Co.*	9,544	89,332
US Silica Holdings, Inc.	4,272	90,865
Veritiv Corp.*	630	24,866
Total Basic Materials		1,791,296

Communications (5.04%)
8X8, Inc.*	6,124	72,263
ADTRAN, Inc.	4,158	67,817
Anixter International, Inc.*	2,129	145,113
Atlantic Tele-Network, Inc.	792	62,307
Black Box Corp.	1,103	12,475
Blucora, Inc.*	3,365	35,770
Blue Nile, Inc.*	1,051	38,319
CalAmp Corp.*	2,670	49,342
Cincinnati Bell, Inc.*	16,654	62,786
ComScore, Inc.*	2,564	107,944
Comtech Telecommunications Corp.	1,234	27,185
Consolidated Communications	3,645	79,425
DHI Group, Inc.*	3,715	34,624
EW Scripps Co./The	3,970	87,102
FTD Cos, Inc.*	1,338	35,484
Gannett, Inc.	8,762	149,655
General Communication, Inc.*	2,942	61,105
Harmonic, Inc.*	6,732	37,228
Harte-Hanks, Inc.	3,096	11,641
HealthStream, Inc.*	1,640	39,393
Iridium Communications, Inc.*	6,143	50,188
Ixia*	4,496	58,718
J2 Global, Inc.	3,547	285,427
Liquidity Services, Inc.*	1,721	11,737
LogMeIn, Inc.*	1,815	129,627
Lumos Networks Corp.	1,433	16,895
NETGEAR, Inc.*	2,909	128,316
NIC, Inc.	4,493	91,702
Perficient, Inc.*	2,489	43,508
QuinStreet, Inc.*	1,826	8,929
Scholastic Corp.	1,985	84,799
Sizmek, Inc.*	1,808	8,371
Spok Holdings, Inc.	1,400	25,858
Stamps.com, Inc.*	1,100	111,496
Vasco Data Security International, Inc.*	2,046	38,219
ViaSat, Inc.* (c)	3,352	207,757
Viavi Solutions, Inc.*	18,087	115,033
XO Group, Inc.*	1,600	26,944
Total Communications		2,660,502

Consumer, Cyclical (13.84%)
Allegiant Travel Co.	1,031	180,559
American Woodmark Corp.*	923	75,695
Arctic Cat, Inc.	1,013	22,549
Barnes & Noble Education, Inc.*	1,764	25,490
Barnes & Noble, Inc.	4,767	61,018
Big 5 Sporting Goods Corp.	1,300	12,558
Biglari Holdings, Inc.*	103	38,010
BJ's Restaurants, Inc.*	1,655	75,799
Bob Evans Farms, Inc.	1,840	73,324
Boyd Gaming Corp.*	6,021	117,951
Buckle, Inc./The	2,109	66,961
CalAtlantic*	6,181	260,220
Caleres, Inc.	3,087	86,745
Callaway Golf Co.	6,171	62,204
Cash America International, Inc.	2,136	72,090
Cato Corp.	2,147	84,334
Children's Place, Inc.	1,609	77,747
Christopher & Banks Corp.*	2,906	4,068
Crocs, Inc.*	6,057	67,384
Daktronics, Inc.	2,848	24,692
DineEquity, Inc.	1,291	109,528
Dorman Products, Inc.*	2,417	115,339
DTS, Inc.*	1,151	29,615
Essendant, Inc.	2,929	106,088
Ethan Allen Interiors, Inc.	1,913	54,253
Express, Inc.*	6,527	109,262
Ezcorp, Inc.*	3,771	21,834
Finish Line, Inc./The	3,854	63,938
First Cash Financial Services, Inc.*	2,306	89,680
Francesca's Holdings Corp.*	3,184	47,537
Fred's, Inc.	2,610	43,013
G & K Services, Inc.	1,592	106,139
Genesco, Inc.*	1,901	102,958
G-III Apparel Group Ltd.*	2,953	135,454
Group 1 Automotive, Inc.	1,718	139,536
Haverty Furniture Cos. Inc.	1,506	36,355
Hawaiian Holdings, Inc.*	4,226	152,981
Hibbett Sports, Inc.*	2,017	66,178
Iconix Brand Group, Inc.*	3,635	25,590
Interface, Inc.	4,469	88,844
Interval Leisure Group, Inc.	2,925	45,689
iRobot Corp.*	2,156	71,342
Kirkland's, Inc.	1,134	16,681
La-Z-Boy, Inc.	4,175	111,932
Lithia Motors, Inc.	1,798	223,384
Lumber Liquidators Holdings, Inc.*	2,055	32,099
M/I Homes, Inc.*	1,832	42,796
Marcus Corp.	1,435	28,557
MarineMax, Inc.*	1,746	31,690
Marriott Vacations Worldwide Corp.	2,123	129,142
Mens Wearhouse, Inc.	3,470	69,365
Meritage Homes Corp.*	2,930	109,318
Mobile Mini, Inc.	3,247	115,106
Monarch Casino & Resort, Inc.*	600	13,452
Movado Group, Inc.	1,360	36,380
Outerwall, Inc.	1,497	92,664
Oxford Industries, Inc.	1,152	78,267
Papa John's International, Inc.	2,235	128,468
Pep Boys-Manny Moe & Jack*	3,995	62,042
Perry Ellis International, Inc.*	700	14,518
PetMed Express, Inc.	1,300	21,840
Pinnacle Entertainment, Inc.*	4,723	154,867
Pool Corp.	3,313	271,799
Popeyes Louisiana Kitchen*	1,798	104,032
Red Robin Gourmet Burgers, Inc.*	1,127	76,050
Regis Corp.*	3,353	55,861
Republic Airways Holdings, Inc.*	3,901	16,540
Ruby Tuesday, Inc.*	4,509	24,935
Ruth's Hospitality Group, Inc.	2,518	43,436
ScanSource, Inc.*	2,274	87,367
Scientific Games Corp.*	3,874	35,718
Select Comfort Corp.*	4,000	94,480
SkyWest, Inc.	4,099	84,480
Sonic Automotive, Inc.	2,552	61,912
Sonic Corp.	4,191	121,790
Stage Stores, Inc.	2,706	20,944
Standard Motor Products, Inc.	1,648	68,820
Stein Mart, Inc.	2,099	16,225
Steven Madden Ltd.*	4,255	135,735
Superior Industries International, Inc.	1,678	32,738
Texas Roadhouse, Inc. Class A	4,745	166,075
Thermage, Inc.*	2,778	141,234
Titan International, Inc.	4,154	18,028
Toro Co.	4,228	325,853
Tuesday Morning Corp.*	2,971	19,846
Unifi Incorporated*	1,118	33,350
UniFirst Corp./MA	1,214	131,816
Universal Electronics, Inc.*	1,149	60,886
Vitamin Shoppe, Inc.*	2,435	74,268
VOXX International Corp.*	1,050	6,027
Winnebago Industries, Inc.	2,101	47,273
Wolverine World Wide, Inc.	8,043	146,302
Zumiez, Inc.*	1,661	25,064
Total Consumer, Cyclical		7,312,003

Consumer, Non-Cyclical (18.94%)
Abaxis, Inc.	1,625	86,401
ABIOMED, Inc.*	2,827	230,598
ABM Industries, Inc.	4,145	122,982
Acorda Therapeutics, Inc.*	3,296	125,874
Affymetrix, Inc.*	5,782	54,756
Air Methods Corp.*	2,808	122,710
Albany Molecular Research, Inc.*	1,488	29,641
Almost Family, Inc.*	422	17,880
Amedisys, Inc.*	2,589	105,088
American Public Education, Inc.*	1,343	31,252
AMN Healthcare Services, Inc.*	3,698	109,091
Amsurg Corp.* (c)	3,603	302,865
Analogic Corp.	900	75,195
Andersons, Inc.	2,002	69,009
AngioDynamics, Inc.*	1,997	23,764
Ani Pharmaceuticals, Inc.*	638	27,957
Anika Therapeutics, Inc.*	871	36,547
B&G Foods, Inc.	4,280	161,698
Brink's Co.	3,780	121,640
Calavo Growers, Inc.	973	55,052
Cal-Maine Foods, Inc.	2,248	122,538
Cambrex Corp.*	2,432	130,428
Cantel Medical Corp.	2,500	162,075
Capella Education Co.	825	39,600
Cardtronics, Inc.*	3,379	127,084
Career Education Corp.*	3,636	15,344
CDI Corp.	1,083	7,408
Central Garden and Pet Co.*	3,900	61,581
Chemed Corp.	1,291	199,447
CONMED Corp.	2,170	92,225
CorVel Corp.*	665	25,769
Cross Country Healthcare, Inc.*	1,840	33,580
Cryolife, Inc.	1,813	19,689
Cynosure, Inc. Class A*	1,336	56,192
Darling Ingredients, Inc.*	13,108	143,533
DepoMed, Inc.*	4,634	90,085
Diamond Foods, Inc.*	1,842	74,564
Emergent Biosolutions, Inc.*	2,156	81,217
Enanta Pharmaceuticals, Inc.*	895	28,193
Ensign Group, Inc.	1,469	69,880
Examworks Group, Inc.*	2,695	71,202
Forrester Research, Inc.	996	32,509
Greatbatch, Inc.*	1,966	114,107
Green Dot Corp. Class A*	2,470	41,545
Haemonetics Corp.*	4,139	133,441
Hanger, Inc.*	2,615	40,716
Healthcare Services Group, Inc.	5,593	206,605
HealthEquity, Inc.*	2,631	86,823
Healthways, Inc.*	2,801	37,169
Heartland Payment Systems, Inc.	2,928	232,308
Heidrick & Struggles International, Inc.	972	28,052
Helen of Troy Ltd.*	2,029	209,819
HMS Holdings Corp.*	6,839	82,957
ICU Medical, Inc.*	981	111,285
Impax Laboratories, Inc.*	5,175	228,011
Inogen, Inc.*	744	28,458
Insperity, Inc.	1,811	78,163
Integra LifeSciences Holdings Corp.*	1,887	118,334
Inter Parfums, Inc.	1,357	36,178
Invacare Corp.	2,104	41,912
J & J Snack Foods Corp.	1,163	135,699
Kelly Services, Inc.	2,051	34,518
Kindred Healthcare, Inc.	6,343	84,679
Korn/Ferry International	3,967	145,986
Landauer, Inc.	760	30,970
Lannett Co. Inc.*	2,208	81,608
LendingTree, Inc.*	495	50,431
LHC Group, Inc.*	1,000	46,550
Ligand Pharmaceuticals, Inc. Class B*	1,353	144,879
LivaNova PLC*	1,926	115,271
Luminex Corp.*	2,720	58,534
Magellan Health, Inc.*	2,025	106,616
Masimo Corporation*	3,725	154,513
Matthews International Corp.	2,180	130,386
Medicines Co.*	5,160	216,772
Medifast, Inc.*	932	28,258
Meridian Bioscience, Inc.	3,315	64,875
Merit Medical Systems, Inc.*	3,045	58,982
Mimedx Group, Inc.*	7,384	66,161
Momenta Pharmaceuticals, Inc.*	4,593	82,031
Monro Muffler Brake, Inc.	2,383	176,437
Monster Worldwide, Inc.*	8,505	54,772
Natus Medical, Inc.*	2,546	124,194
Navigant Consulting, Inc.*	3,915	68,513
Nektar Therapeutics*	10,160	159,106
Neogen Corp.*	2,920	172,455
Nutrisystem, Inc.	2,287	52,464
NuVasive, Inc.*	3,664	191,041
On Assignment, Inc.*	3,705	172,949
Opko Health, Inc.*	5,096	55,750
PharMerica Corp.*	2,371	80,661
Prestige Brands Holdings, Inc.*	4,132	210,277
Providence Service Corp.*	925	44,789
Repligen, Inc.*	2,393	68,033
Resources Connection, Inc.	2,990	54,568
Sagent Pharmaceuticals, Inc.*	1,763	27,027
Sanderson Farms, Inc.	1,620	121,192
Select Medical Holdings Corp.	7,557	91,213
Seneca Foods Corp.*	660	18,176
Snyder's - Lance, Inc.	3,905	144,758
SpartanNash Co.	3,009	65,055
Spectrum Pharmaceuticals, Inc.*	3,664	21,984
Strayer Education, Inc.*	818	48,417
Supernus Pharmaceuticals, Inc.*	2,213	35,762
SurModics, Inc.*	809	17,038
TrueBlue, Inc.*	3,279	96,042
Universal Corp./VA	1,760	99,510
Universal Technical Institute, Inc.	1,300	7,475
Vascular Solutions, Inc.*	1,188	42,222
Viad Corp.	1,409	43,496
Wausau Paper Corp.	3,969	40,643
WD-40 Co.	1,126	111,215
Total Consumer, Non-Cyclical		10,004,979

Energy (2.36%)
Approach Resources, Inc.*	2,642	5,892
Archrock, Inc.	4,618	48,812
Basic Energy Services, Inc.*	2,136	8,523
Bill Barrett Corp.*	3,854	24,203
Bonanza Creek Energy, Inc.*	2,994	25,419
Bristow Group, Inc.	2,639	80,621
CARBO Ceramics, Inc.	1,539	28,687
Carrizo Oil & Gas, Inc.*	3,301	133,294
Cloud Peak Energy, Inc.*	4,772	12,455
Contango Oil & Gas Co.*	1,147	8,843
Exterran Corp.*	2,309	37,798
Flotek Industries, Inc.*	3,643	41,603
FutureFuel Corp.	1,732	24,802
Geospace Technologies Corp.*	1,047	13,328
Green Plains, Inc.	2,507	59,391
Gulf Island Fabrication, Inc.	900	8,910
Gulfmark Offshore, Inc.	1,980	12,811
ION Geophysical Corp.*	10,598	5,909
Matrix Service Co.*	1,964	45,152
Newpark Resources, Inc.*	6,584	42,796
Northern Oil and Gas, Inc.*	4,291	22,013
PDC Energy, Inc.*	2,845	160,716
Penn Virginia Corp.*	3,836	1,720
Pioneer Energy Services Corp.*	4,989	12,622
Rex American Resources*	376	23,632
Rex Energy Corp.*	3,842	5,264
SEACOR Holdings, Inc.*	1,309	74,325
Stone Energy Corp.*	4,417	32,200
SunCoke Energy, Inc.	5,562	21,024
Synergy Resources Corp.*	7,037	80,151
Tesco Corp.	2,282	19,192
TETRA Technologies, Inc.*	6,294	58,660
Unit Corp.*	3,620	65,413
Total Energy		1,246,181

Financial (23.59%)
Acadia Reality Trust	5,313	178,198
Agree Realty Corp.	1,193	40,013
American Assets Trust, Inc. (c)	2,586	102,949
American Equity Investment Life Holding Co.	5,982	160,377
AMERISAFE, Inc.	1,485	79,952
Astoria Financial Corp.	6,844	110,325
Bank Mutual Corp.	3,500	27,020
Banner Corp.	1,468	77,070
BBCN Bancorp, Inc.	6,338	119,852
BofI Holding, Inc.*	3,916	78,437
Boston Private Financial Holdings, Inc.	6,381	77,210
Brookline Bancorp, Inc.	4,990	58,583
Calamos Asset Management, Inc. Class A	1,436	13,656
Capstead Mortgage Corp.	7,205	68,375
Cardinal Financial Corp.	2,277	56,014
CareTrust REIT, Inc.	2,252	25,132
Cedar Realty Trust, Inc.	5,432	39,762
Central Pacific Financial Corp.	2,063	47,944
Chesapeake Lodging Trust	4,505	122,356
City Holding Co.	1,180	58,906
Columbia Banking System, Inc.	4,091	145,394
Community Bank System, Inc.	3,233	139,439
CoreSite Realty Corp.	2,048	119,951
Cousins Properties, Inc.	14,724	144,737
CVB Financial Corp.	7,507	138,880
DiamondRock Hospitality Co.	15,595	173,572
Dime Community Bancshares, Inc.	2,343	43,369
EastGroup Properties, Inc.	2,466	143,546
Education Realty Trust, Inc.	3,739	137,782
Ehealth, Inc.*	1,639	21,225
Employers Holdings, Inc.	2,392	65,565
Encore Capital Group, Inc.*	1,870	61,654
Enova International, Inc.*	1,954	14,694
EPR Properties	4,222	236,601
Evercore Partners, Inc. Class A	2,768	153,707
Financial Engines, Inc.	4,069	146,606
First BanCorp/Puerto Rico*	8,093	30,349
First Commonwealth Financial Corp.	7,457	73,377
First Financial Bancorp	4,588	92,448
First Financial Bankshares, Inc.	4,850	174,164
First Midwest Bancorp, Inc./IL	6,005	117,338
First NBC Bank Holding Co.*	1,224	51,824
FNB Corp./PA	13,218	191,925
Forestar Group, Inc.*	2,556	34,736
Franklin Street Properties Corp.	6,954	72,808
Geo Group, Inc./The (c)	5,752	168,649
Getty Realty Corp.	2,131	37,186
Glacier Bancorp, Inc.	5,938	174,458
Government Properties Income Trust	4,366	73,916
Greenhill & Co. Inc.	2,083	55,220
Hanmi Financial Corporation	2,533	66,111
HCI Group, Inc.	756	29,582
Healthcare Realty Trust, Inc. (c)	7,658	208,221
HFF, Inc. Class A	2,644	90,874
Home Bancshares, Inc.	4,541	204,890
Horace Mann Educators Corp.	3,236	113,033
Independent Bank Corp.	1,897	98,151
Infinity Property & Casualty Corp.	917	78,404
Inland Real Estate Corp.	6,298	60,524
Interactive Brokers Group, Inc. Class A	4,517	195,857
Investment Technology Group, Inc.	2,751	55,213
Kite Realty Group Trust	6,342	170,663
Legacy Texas Financial Group	2,868	87,503
Lexington Realty Trust	16,403	140,902
LTC Properties, Inc.	2,776	118,341
MarketAxess Holdings, Inc.	2,835	302,722
MB Financial, Inc.	5,061	180,880
Medical Properties Trust, Inc.	18,069	217,009
National Penn Bancshares, Inc.	10,822	135,167
Navigators Group, Inc.*	800	69,008
NBT Bancorp, Inc.	3,500	105,455
Northfield Bancorp, Inc.	3,623	57,714
Northwest Bancshares, Inc.	7,350	102,459
OFG Bancorp	3,471	29,018
Old National Bancorp	8,421	124,210
Oritani Financial Corp.	2,767	47,980
Parkway Properties, Inc.	5,767	98,500
Pennsylvania Real Estate Investment Trust	5,127	110,538
Pinnacle Financial Partners, Inc.	2,491	135,336
Piper Jaffray Cos.*	1,290	52,284
Portfolio Recovery Associates, Inc.*	3,681	152,062
Post Properties, Inc. (c)	4,146	244,448
PrivateBancorp, Inc.	5,208	229,725
ProAssurance Corp.	4,239	224,285
Provident Financial Services, Inc.	4,009	83,708
PS Business Parks, Inc.	1,606	142,003
Retail Opportunity Investments Corp.	7,629	139,534
RLI Corp.	2,743	166,500
S&T Bancorp, Inc.	2,372	80,458
Sabra Health Care REIT, Inc.	5,031	104,041
Safety Insurance Group, Inc.	1,100	61,611
Saul Centers, Inc.	1,009	56,131
Selective Insurance Group, Inc.	4,480	154,605
Simmons First National Corp.	1,247	71,902
Southside Bancshares, Inc	1,811	51,143
Sovran Self Storage, Inc. (c)	2,595	260,772
Sterling Bancorp	9,215	161,631
Stewart Information Services Corp.	1,570	68,044
Summit Hotel Properties	6,699	89,298
Talmer Bancorp, Inc.	4,500	82,215
Texas Capital Bancshares, Inc.*	3,411	202,204
Tompkins Financial Corp.	814	50,924
TrustCo Bank Corp.	6,679	43,814
UMB Financial Corp.	2,995	157,837
United Bankshares, Inc.	4,806	202,429
United Community Banks, Inc.	3,286	68,612
United Fire Group, Inc.	1,500	60,045
United Insurance Holdings Co.	1,293	24,489
Universal Health Realty Income Trust	1,025	54,007
Universal Insurance Holdings, Inc.	2,216	43,766
Urstadt Biddle Properties, Inc.	1,911	38,258
Virtus Investment Partners, Inc.	559	76,158
WageWorks, Inc.*	2,388	101,586
Walker & Dunlop, Inc.*	2,126	62,802
Westamerica Bancorporation	1,993	97,657
Wilshire Bancorp, Inc.	5,418	66,858
Wintrust Financial Corp.	3,686	193,994
World Acceptance Corp.*	687	29,637
Total Financial		12,462,993

Industrial (16.24%)
AAON, Inc.	3,150	77,837
AAR Corp.	2,949	72,427
Actuant Corp.	4,684	115,976
Advanced Energy Industries, Inc.*	2,791	81,413
Aegion Corp.*	2,910	64,136
Aerojet Rocketdyne Holdings*	4,651	81,579
Aerovironment, Inc.*	1,484	37,961
Albany International Corp.	2,105	82,011
American Science & Engineering, Inc.	603	26,375
Apogee Enterprises, Inc.	2,162	108,576
Applied Industrial Technologie, Inc.	3,348	142,792
ArcBest Corp.	1,834	44,163
Astec Industries, Inc.	1,495	60,249
Atlas Air Worldwide Holdings, Inc.*	1,868	77,186
AZZ, Inc.	1,917	114,138
Badger Meter, Inc.	1,149	69,894
Barnes Group, Inc.	3,766	145,066
Bel Fuse, Inc. Class B	579	11,997
Benchmark Electronics, Inc.*	4,413	94,703
Boise Cascade Co.*	3,053	95,559
Brady Corp.	3,802	100,335
Briggs & Stratton Corp.	3,633	69,172
Celadon Group, Inc.	1,713	23,811
Chart Industries, Inc.*	2,359	50,317
Checkpoint Systems, Inc.	2,878	18,103
CIRCOR International, Inc.	1,405	63,857
Coherent, Inc.*	1,981	134,550
Comfort Systems USA, Inc.	2,808	89,126
CTS Corp.	2,535	48,114
Cubic Corp.	1,666	80,901
Curtiss-Wright Corp. (c)	3,629	255,513
Drew Industries, Inc.	1,638	98,984
DXP Enterprises, Inc.*	844	27,641
Dycom Industries, Inc.*	2,696	235,576
Echo Global Logistics, Inc.*	1,817	42,881
Electro Scientific Industries, Inc.	2,066	10,454
Emcor Group, Inc. (c)	4,783	241,063
Encore Wire Corp.	1,400	61,138
EnerSys	3,355	197,610
EnPro Industries, Inc.	1,812	90,854
Era Group, Inc.*	1,546	18,227
ESCO Technologies, Inc.	1,989	78,028
Exponent, Inc.	2,026	104,602
Fabrinet*	2,098	50,205
FARO Technologies, Inc.*	1,287	38,726
Federal Signal Corp.	5,009	84,452
Forward Air Corp.	2,451	117,869
Franklin Electric Co. Inc.	3,119	101,711
General Cable Corp.	3,928	59,863
Gibraltar Industries Co.*	2,171	57,944
Griffon Corp.	3,366	61,059
Harsco Corp.	6,186	64,582
Haynes International, Inc.	988	38,631
Headwaters, Inc.*	5,502	105,473
Heartland Express, Inc.	3,988	76,410
Hillenbrand, Inc.	5,030	152,359
Hornbeck Offshore Services, Inc.*	2,592	31,752
Hub Group, Inc.*	2,780	107,113
II-VI, Inc.*	4,346	80,923
Itron, Inc.*	2,970	106,772
John Bean Technologies Corp.	2,067	101,076
Kaman Corp. Class A	2,142	85,980
KapStone Paper and Packaging Corp.	6,415	155,692
Knight Transportation, Inc.	4,825	127,959
Lindsay Corp.	1,030	71,853
Littelfuse, Inc.	1,791	194,431
LSB Industries, Inc.*	1,435	10,203
Lydall, Inc.*	1,260	45,889
Marten Transport Ltd.	1,841	33,285
Matson, Inc.	3,425	177,107
Methode Electronics, Inc.	2,833	102,215
Moog, Inc. Class A*	3,026	199,928
Mueller Industries, Inc.	4,323	136,131
Myers Industries, Inc.	1,890	29,295
MYR Group, Inc.*	1,615	34,238
National Presto Industries, Inc.	327	28,429
Newport Corp.*	3,123	51,811
Olympic Steel, Inc.	500	5,630
Orion Marine Group, Inc.*	1,870	8,191
OSI Systems, Inc.*	1,494	139,883
Park Electrochemical Corp.	1,665	29,154
PGT, Inc.*	2,502	27,822
Plexus Corp.*	2,707	100,700
Powell Industries, Inc.	737	25,876
Quanex Building Products Corp.	2,706	50,359
Roadrunner Transportation Systems, Inc.*	1,931	21,280
Rofin-Sinar Technologies, Inc.*	2,059	59,176
Rogers Corp.*	1,426	79,043
Saia, Inc.*	1,827	44,780
Sanmina Corp.*	6,474	146,766
Simpson Manufacturing Co. Inc.	3,278	121,712
Standex International Corp.	1,018	90,979
Sturm Ruger & Co. Inc.	1,455	75,806
Taser International, Inc.*	3,987	74,557
Tennant Co.	1,475	91,848
Tetra Tech, Inc.	4,683	130,141
Tidewater, Inc.	3,632	34,540
TimkenSteel Corp.	2,904	29,650
TopBuild*	2,983	90,862
Tredegar Corp.	1,893	29,834
TTM Technologies, Inc.*	4,103	32,168
Universal Forest Products, Inc.	1,591	122,921
US Ecology, Inc.	1,683	63,685
UTi Worldwide, Inc.*	7,271	50,897
Vicor Corp.*	1,051	9,732
Watts Water Technologies, Inc.	2,282	126,674
Total Industrial		8,580,927

Technology (9.45%)
Agilysys, Inc.*	1,491	16,550
Blackbaud, Inc.	3,679	227,289
Bottomline Technologies de Inc.*	2,973	91,895
Brooks Automation, Inc.	5,212	58,114
Cabot Microelectronics Corp.*	1,949	81,780
CACI International, Inc.*	1,835	183,977
CEVA, Inc.*	1,529	38,821
Ciber, Inc.*	5,122	18,081
Cirrus Logic, Inc.*	4,885	161,498
Cohu, Inc.	1,484	19,455
Computer Programs & Systems, Inc.	791	38,538
Constant Contact, Inc.*	2,484	77,724
CSG Systems International, Inc.	2,543	90,861
Digi International, Inc.*	1,689	21,129
Diodes, Inc.*	2,906	67,681
DSP Group, Inc.*	1,496	15,603
Ebix, Inc.	2,228	83,572
Electronics For Imaging, Inc.*	3,746	183,854
Engility Holdings, Inc.	1,374	47,540
Epiq Systems, Inc.	2,381	32,215
Exar Corp.*	3,573	23,010
ExlService Holdings, Inc.*	2,315	108,273
Insight Enterprises, Inc.*	3,311	88,669
Interactive Intelligence Group, Inc.*	1,258	43,351
Kopin Corp.*	3,225	9,256
Kulicke & Soffa Industries, Inc.*	6,095	71,982
LivePerson, Inc.*	3,930	30,654
Lumentum Holdings, Inc.*	3,617	72,340
ManTech International Corp. Class A	1,891	63,330
MedAssets, Inc.*	4,686	141,189
Medidata Solutions, Inc.* (c)	4,062	186,161
Mercury Systems, Inc.*	2,653	51,946
Microsemi Corp.*	7,223	260,099
MicroStrategy, Inc. Class A*	680	117,892
MKS Instruments, Inc.	4,259	157,029
Monolithic Power Systems, Inc.	2,808	191,871
Monotype Imaging Holdings, Inc.	2,918	77,123
MTS Systems Corp.	1,174	74,690
Nanometrics, Inc.*	1,800	28,368
Omnicell, Inc.*	2,621	79,049
Power Integrations, Inc.	2,413	124,752
Progress Software Corp.*	3,848	92,314
QLogic Corp.*	6,441	83,089
Quality Systems, Inc.	3,273	53,186
Rudolph Technologies, Inc.*	2,269	32,288
Semtech Corp.*	5,132	103,153
Super Micro Computer, Inc.*	2,442	59,976
Sykes Enterprises, Inc.*	2,956	94,060
Synchronoss Technologies, Inc.*	2,841	111,850
SYNNEX Corp.	2,107	198,627
Take-Two Interactive Software, Inc.*	6,408	226,651
Tangoe, Inc.*	2,294	19,728
TeleTech Holdings, Inc.	1,320	38,306
Tessera Technologies, Inc.	3,684	117,335
Ultratech, Inc.*	2,234	37,107
Veeco Instruments, Inc.*	3,179	65,011
Virtusa Corp.*	2,071	101,997
Total Technology		4,991,889

Utilities (4.16%)
ALLETE, Inc.	3,464	176,491
American States Water Co.	3,091	129,297
Avista Corp.	4,356	150,761
El Paso Electric Co.	3,223	124,569
Laclede Group, Inc./The	3,288	191,888
New Jersey Resources Corp.	6,722	201,996
Northwest Natural Gas Co.	2,162	105,506
NorthWestern Corp.	3,633	198,107
Piedmont Natural Gas Co. Inc. (c)	6,218	361,576
South Jersey Industries, Inc.	5,224	119,943
Southwest Gas Corp. (c)	3,709	208,001
UIL Holdings Corp. (c)	4,504	229,028
Total Utilities		2,197,163

Total Common Stock (Cost $36,636,406)		51,247,933

Short-Term Investments (0.95%)

United States Treasury Bills, DN (0.95%)	Par Value
US Treasury Bill Due 12/31/2015, DN	500,000	499,921
Total United States Treasury Bills, DN		499,921

Total Short-Term Investments (Cost $499,921)		499,921

Total Investments (Cost $37,136,327) (a) (97.96%)		51,747,854
Other Net Assets (2.04%)		1,076,819
Net Assets (100.00%)		52,824,673

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $37,160,546.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	18,490,109
Unrealized depreciation	(3,902,801)
Net unrealized appreciation	14,587,308

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2015:
Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
14 / DEC 2015 / Long / ICE	1,618,126	1,674,260	56,134

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (98.62%)

Basic Materials (4.26%)
Chemicals (4.26%)
EI Du Pont de Nemours & Co.	19,286	1,298,719
PPG Industries, Inc.	37,600	3,975,824
Praxair, Inc.	15,167	1,710,838
Sensient Technologies Corp.	17,000	1,136,280
Total Basic Materials		8,121,661

Communications (3.15%)
Telecommunications (3.15%)
AT&T, Inc.	86,469	2,911,411
Verizon Communications, Inc.	68,242	3,101,599
Total Communications		6,013,010

Consumer, Cyclical (7.62%)
Auto Manufacturers (1.19%)
Ford Motor Co.	158,000	2,264,140

Retail (6.43%)
Home Depot, Inc.	46,150	6,178,561
McDonald's Corp.	25,868	2,953,091
Target Corp.	43,339	3,142,078
		12,273,730

Total Consumer, Cyclical		14,537,870

Consumer, Non-Cyclical (26.89%)
Agriculture (1.73%)
Reynolds American, Inc.	71,168	3,291,520

Biotechnology (4.13%)
Celgene Corp.*	35,214	3,854,172
Gilead Sciences, Inc.	38,000	4,026,480
		7,880,652

Commercial Services (0.76%)
Moody's Corp.	13,992	1,442,855

Cosmetics / Personal Care (2.57%)
Colgate-Palmolive Co.	20,400	1,339,872
Procter & Gamble Co.	47,580	3,560,887
		4,900,759

Food (4.19%)
Conagra Foods, Inc.	42,450	1,737,479
Sprout Farmers Markets, Inc.*	260,000	6,273,800
		8,011,279

Healthcare - Products (2.84%)
Baxter International, Inc.	45,886	1,727,608
Danaher Corp.	38,300	3,691,737
		5,419,345

Healthcare - Services (3.34%)
Aetna, Inc.	20,984	2,156,106
Anthem, Inc.	32,300	4,211,274
		6,367,380

Household Products / Wares (1.05%)
Kimberly-Clark Corp.	16,800	2,001,720

Pharmaceuticals (6.28%)
Abbott Laboratories	41,610	1,869,121
AbbVie, Inc.	41,610	2,419,622
Amerisource Bergen Corp.	45,612	4,499,167
Baxalta, Inc.	45,886	1,577,561
Merck & Co. Inc.	30,900	1,638,009
		12,003,480

Total Consumer, Non-Cyclical		51,318,990

Energy (11.29%)
Oil & Gas (8.83%)
Anadarko Petroleum Corp.	21,340	1,278,266
BP PLC ADR	73,005	2,525,973
Chevron Corp.	56,524	5,161,772
ConocoPhillips	19,648	1,061,974
Devon Energy Corp.	15,952	733,952
Exxon Mobil Corp.	43,236	3,530,652
Royal Dutch Shell PLC ADR Class A	51,348	2,555,076
		16,847,665

Oil & Gas Services (2.21%)
Baker Hughes, Inc.	27,455	1,484,492
Schlumberger Ltd.	35,500	2,738,825
		4,223,317

Pipelines (0.25%)
Spectra Energy Corp.	18,000	471,600

Total Energy		21,542,582

Financial (20.58%)
Banks (15.30%)
Bank of America Corp.	180,000	3,137,400
Bank of New York Mellon Corp.	21,450	940,368
Citigroup, Inc.	45,000	2,434,050
Goldman Sachs Group, Inc.	23,750	4,512,975
JPMorgan Chase & Co.	108,198	7,214,643
Morgan Stanley	70,450	2,416,435
State Street Corp.	14,400	1,045,152
US Bancorp/MN	60,600	2,659,734
Wells Fargo & Co.	87,889	4,842,684
		29,203,441

Diversified Financial Services (2.33%)
Blackrock, Inc. Class A	9,000	3,273,480
Intercontinental Exchange, Inc.	4,504	1,170,319
		4,443,799

Insurance (2.95%)
Arthur J Gallagher & Co.	32,400	1,417,500
Aspen Insurance Holdings Ltd.	26,315	1,329,434
Marsh & McLennan Co.'s, Inc.	13,600	752,080
Principal Financial Group, Inc.	28,150	1,448,599
StanCorp Financial Group, Inc.	5,950	676,158
		5,623,771

Total Financial		39,271,011

Industrial (9.45%)
Aerospace/Defense (4.08%)
Boeing Co.	17,000	2,472,650
Northrop Grumman Corp.	8,600	1,602,696
Rockwell Collins, Inc.	12,400	1,149,232
United Technologies Corp.	26,500	2,545,325
		7,769,903

Electronics (0.22%)
Agilent Technologies, Inc.	9,870	412,763

Machinery - Construction & Mining (1.08%)
Caterpillar, Inc.	28,342	2,059,046

Miscellaneous Manufacturing (1.95%)
3M Co.	23,812	3,728,483

Transportation (2.12)%
FedEx Corp.	4,830	765,748
Seaspan Corp.	25,000	383,750
Union Pacific Corp.	10,950	919,253
United Parcel Service, Inc. Class B	19,260	1,983,972
		4,052,723

Total Industrial		18,022,918

Technology (11.55%)
Computers (1.83%)
EMC Corp./MA	29,720	753,105
Hewlett Packard Co.	50,000	627,000
HP Enterprice Co.*	50,000	743,000
Int'l Business Machines Corp.	9,860	1,374,681
		3,497,786

Semiconductors (5.23%)
Analog Devices, Inc.	14,040	865,285
Intel Corp.	122,563	4,261,515
KLA-Tencor Corp.	10,440	693,947
Linear Technology Corp.	26,180	1,196,950
QUALCOMM, Inc.	26,775	1,306,352
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	30,000	682,800
Texas Instruments, Inc.	16,500	958,980
		9,965,829

Software (4.49%)
Microsoft Corp.	77,733	4,224,789
Oracle Corp.	64,130	2,499,146
Paychex, Inc.	34,000	1,844,500
		8,568,435

Total Technology		22,032,050

Utilities (3.83%)
Electric (3.41%)
Consolidated Edison, Inc.	31,700	1,970,155
DTE Energy Co.	7,000	563,430
Duke Energy Corp.	11,999	813,052
Exelon Corp.	18,746	511,953
FirstEnergy Corp.	23,574	739,988
NextEra Energy, Inc.	11,200	1,118,432
PG&E Corp.	15,000	790,950
		6,507,960

Gas (0.42%)
Sempra Energy	8,050	798,802

Total Utilities		7,306,762

Total Common Stock (Cost $102,791,739)		188,166,854

Preferred Stock (0.89%)
Amerityre Corp. 5% Preferred Conv.**	2,000,000	1,700,000
Total Preferred Stock (Cost $2,000,000)		1,700,000

Total Investments (Cost $104,791,739) (a) (99.51%)		189,866,854
Other Net Assets (0.49%)		941,227
Net Assets (100.00%)		190,808,081

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At November 30, 2015, the fair value was $1,700,000, or 0.89% of net assets.

(a) Aggregate cost for federal income tax purpose is $105,016,817.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	87,070,538
Unrealized depreciation	(2,220,501)
Net unrealized appreciation	84,850,037

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (99.60%)

Basic Materials (4.68%)
Chemicals (2.92%)
BASF SE ADR	3,488	287,690

Mining (1.76%)
BHP Billiton Ltd.	1,900	50,692
Rio Tinto PLC	3,600	119,088
South32 Limited*	760	3,207
		172,987

Total Basic Materials		460,677

Communications (5.12%)
Telecommunications (5.12%)
Deutsche Telekom AG ADR	11,525	211,599
Telefonica SA ADR	23,857	292,725
Total Communications		504,324

Consumer, Cyclical (6.61%)
Apparel (3.14%)
LVMH Moet Hennessy Louis Vuitton SA ADR	9,300	308,667

Auto Manufacturers (3.47%)
Daimler AG	3,835	342,408

Total Consumer, Cyclical		651,075

Consumer, Non-Cyclical (47.89%)
Agriculture (3.64%)
British America Tobacco PLC ADR	3,100	358,794

Beverages (8.01%)
Anheuser-Busch InBev	3,700	475,302
Diageo PLC Sponsored ADR	2,735	313,322
		788,624

Cosmetics / Personal Care (2.89%)
Unilever NV	6,508	284,660

Food (6.69%)
Nestle SA Sponsored ADR	8,912	658,954

Pharmaceuticals (26.66%)
AstraZeneca PLC Sponsored ADR	8,200	279,210
Bayer AG	4,115	546,266
Glaxosmithkline PLC ADR	8,050	326,106
Novartis AG Sponsored ADR	7,157	610,063
Roche Holding AG	15,564	521,238
Sanofi ADR	7,700	340,494
		2,623,377

Total Consumer, Non-Cyclical		4,714,409

Energy (9.51%)
Oil & Gas (9.51%)
Eni SpA ADR	7,482	241,594
Royal Dutch Shell PLC ADR Class A	7,341	365,288
Total SA ADR	6,653	329,012
Total Energy		935,894

Financial (18.90%)
Banks (10.43%)
Banco Bilbao Vizcaya Argentari SA ADR	15,221	125,878
Banco Santander SA ADR	51,574	278,499
BNP Paribas SA ADR	5,452	161,488
Deutsche Bank AG	3,484	89,504
HSBC Holdings PLC ADR	2,408	96,079
ING Groep NV ADR	20,000	274,800
		1,026,248

Insurance (8.47%)
Allianz SE ADR	18,157	321,560
AXA SA ADR	18,984	512,568
		834,128

Total Financial		1,860,376

Industrial (3.95%)
Miscellaneous Manufacturing (3.95%)
Siemens AG ADR	3,735	389,000
Total Industrial		389,000

Technology (2.94%)
Software (2.94%)
SAP SE ADR	3,667	289,693
Total Technology		289,693

Total Common Stock (Cost $8,191,575)		9,805,448

Total Investments (Cost $8,191,575) (a) (99.60%)		9,805,448
Other Net Assets (0.40%)		39,869
Net Assets (100.00%)		9,845,317

*             Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $8,191,575.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,766,961
Unrealized depreciation	(1,153,088)
Net unrealized appreciation	1,613,873

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (97.49%)

Communications (32.69%)
Internet (22.73%)
Alphabet, Inc. Class A*	11,125	8,486,706
Alphabet, Inc. Class C*	13,669	10,150,599
Amazon.Com, Inc.* (c)	23,655	15,725,843
Baidu, Inc.*	15,350	3,345,840
EBay, Inc.*	69,847	2,066,773
Facebook, Inc. Class A*	119,653	12,472,629
JD.com, Inc. ADR*	50,313	1,543,603
Liberty Interactive Corp. Ventures A*	8,022	345,026
Netflix, Inc.*	23,282	2,871,369
Priceline Group, Inc.*	2,786	3,479,296
Symantec Corp.	33,840	662,587
TripAdvisor, Inc.*	6,072	500,151
Yahoo! Inc.*	55,755	1,885,077
		63,535,499

Media (6.95%)
Charter Communications, Inc. Class A*	7,111	1,332,317
Comcast Corp.	112,984	6,876,206
Comcast Corp. Class A Spl	22,992	1,403,432
Discovery Communications, Inc. Class A*	6,364	198,175
Discovery Communications, Inc. Class C*	13,256	392,112
DISH Network Corp.*	11,940	748,757
Liberty Global PLC A*	13,415	568,930
Liberty Global PLC C*	35,444	1,453,204
Liberty Global PLC LiLAC A*	586	22,004
Liberty Global PLC LiLAC C*	1,598	62,674
Liberty Media Corp.*	4,477	181,363
Liberty Media Corp. Class C*	10,653	416,532
Sirius XM Holdings, Inc.*	334,705	1,375,638
Twenty-First Century Fox, Inc. Class A	70,601	2,083,436
Twenty-First Century Fox, Inc. Class B	49,154	1,472,162
Viacom, Inc.	16,573	825,170
		19,412,112

Telecommunications (3.01%)
Cisco Systems, Inc.	270,676	7,375,921
VimpelCom Ltd. ADR	80,357	289,285
Vodafone Group PLC	22,646	760,000
		8,425,206

Total Communications		91,372,817

Consumer, Cyclical (9.45%)
Airlines (0.59%)
American Airlines Group, Inc.	40,243	1,660,426

Auto Manufacturers (0.97%)
PACCAR, Inc.	17,637	916,419
Tesla Motors, Inc.*	7,818	1,800,173
		2,716,592

Distribution / Wholesale (0.20%)
Fastenal Co.	13,789	559,558

Lodging (0.55%)
Marriott International, Inc./DE	17,089	1,211,781
Wynn Resorts, Ltd.	5,133	322,198
		1,533,979

Retail (7.00%)
Bed Bath & Beyond, Inc.*	8,661	472,198
Costco Wholesale Corp.	23,726	3,829,851
Dollar Tree, Inc.*	11,666	880,316
Liberty Interactive Corp.*	23,594	624,769
O'Reilly Automotive, Inc.*	6,034	1,592,192
Ross Stores, Inc.	26,671	1,387,159
Staples, Inc.	29,880	360,652
Starbucks Corp.	79,169	4,860,185
Tractor Supply Co.	7,260	648,681
Walgreens Boots Alliance, Inc.	58,051	4,878,026
		19,534,029

Toys / Games / Hobbies (0.14%)
Mattel, Inc.	15,784	392,390

Total Consumer, Cyclical		26,396,974

Consumer, Non-Cyclical (20.63%)
Beverages (0.81%)
Keurig Green Mountain, Inc.	7,788	408,091
Monster Beverage Corp.*	11,924	1,843,570
		2,251,661

Biotechnology (12.19%)
Alexion Pharmaceuticals, Inc.*	13,025	2,324,181
Amgen, Inc.	40,465	6,518,912
Biogen Idec, Inc.*	12,837	3,682,422
BioMarin Pharmaceutical, Inc.*	7,970	760,099
Celgene Corp.*	42,212	4,620,103
Gilead Sciences, Inc.	78,214	8,287,555
Illumina, Inc.*	8,896	1,635,974
Incyte Genomics, Inc.*	11,612	1,326,555
Regeneron Pharmaceuticals, Inc.*	5,625	3,062,813
Vertex Pharmaceuticals, Inc.*	14,515	1,877,660
		34,096,274

Commercial Services (1.92%)
Automatic Data Processing, Inc.	26,657	2,299,433
Paypal Holdings*	69,315	2,444,047
Verisk Analytics, Inc.*	8,404	629,880
		5,373,360

Food (3.25%)
Kraft Heinz Company	65,070	4,795,008
Mondelez International, Inc. Class A	86,754	3,787,680
Whole Foods Market, Inc.	16,835	490,740
		9,073,428

Healthcare - Products (0.70%)
Henry Schein, Inc.*	4,450	696,336
Intuitive Surgical, Inc.*	2,408	1,252,208
		1,948,544

Pharmaceuticals (1.76%)
Express Scripts Holding Co.*	39,262	3,356,116
Mylan NV*	30,228	1,550,696
		4,906,812

Total Consumer, Non-Cyclical		57,650,079

Industrial (0.90%)
Electronics (0.12%)
Garmin Ltd.	8,951	338,795

Engineering and Construction (0.26%)
SBA Communications Corp. Class A*	6,889	724,447

Environmental Control (0.20%)
Stericycle, Inc.*	4,526	546,379

Transportation (0.32%)
C H Robinson Worldwide, Inc.	6,834	460,817
Expeditors Int'l of Washington	8,948	434,336
		895,153

Total Industrial		2,504,774

Technology (33.82%)
Computers (12.40%)
Apple, Inc. (c)	253,602	30,001,116
Cognizant Technology Solutions Class A*	33,828	2,184,612
NetApp, Inc.	14,548	446,042
Sandisk Corp.	9,618	710,482
Seagate Technology PLC	16,891	607,063
Western Digital Corp.	11,432	713,471
		34,662,786

Semiconductors (9.66%)
Analog Devices, Inc.	20,456	1,260,703
Applied Materials, Inc.	75,855	1,423,798
Avago Technologies Ltd.	14,931	1,947,749
Intel Corp.	252,480	8,778,730
KLA-Tencor Corp.	7,590	504,507
Lam Research Corp.	7,434	581,339
Linear Technology Corp.	11,162	510,327
Micron Technology, Inc.*	53,091	845,740
NVIDIA Corp.	25,364	804,546
NXP Semiconductor NV*	16,142	1,508,631
QUALCOMM, Inc.	84,531	4,124,267
Skyworks Solutions, Inc.	9,499	788,607
Texas Instruments, Inc.	57,108	3,319,117
Xilinx, Inc.	12,200	606,218
		27,004,279

Software (11.76%)
Activision Blizzard, Inc.	44,550	1,677,753
Adobe Systems, Inc.*	27,421	2,507,925
Akamai Technologies, Inc.*	9,503	547,468
Autodesk, Inc.*	12,115	768,939
CA, Inc.	20,663	580,837
Cerner Corp.*	22,140	1,319,544
Check Point Software Technologies Ltd.*	9,625	840,166
Citrix Systems, Inc.*	8,530	653,995
Electronic Arts, Inc.*	19,715	1,336,480
Fiserv, Inc.*	14,673	1,412,130
Intuit, Inc.	16,711	1,674,442
Microsoft Corp. (c)	336,220	18,273,556
Paychex, Inc.	23,300	1,264,025
		32,857,260

Total Technology		94,524,325

Total Common Stock (Cost $205,201,815)		272,448,969

Total Investments (Cost $205,201,815) (a) (97.49%)		272,448,969
Other Net Assets (2.51%)		7,023,295
Net Assets (100.00%)		279,472,264

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $205,499,329.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	74,361,582
Unrealized depreciation	(7,411,942)
Net unrealized appreciation	66,949,640

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2015:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
71 / DEC 2015 / Long / CME	6,599,322	6,629,625	30,303

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
11/30/2015

Security Description	Shares	Value
Common Stock (96.17%)

Basic Materials (1.44%)
Iron/Steel (1.19%)
Schnitzer Steel Industries, Inc.	22,000	363,220

Mining (0.25%)
Silver Spring Networks, Inc.*	5,800	77,314

Total Basic Materials		440,534

Communications (6.05%)
Internet (4.04%)
Alphabet, Inc. Class A*	460	350,911
Alphabet, Inc. Class C*	1,032	766,363
Splunk, Inc.*	2,000	119,000
		1,236,274

Telecommunications (2.01%)
Sierra Wireless, Inc.*	35,500	615,215

Total Communications		1,851,489

Consumer, Cyclical (9.66%)
Auto Manufacturers (5.06%)
Kandi Technologies Group, Inc.*	71,000	718,520
Tesla Motors, Inc.*	3,600	828,936
		1,547,456

Office Furnishings (3.92%)
Herman Miller, Inc.	16,500	523,215
Interface, Inc.	17,000	337,960
Steelcase, Inc. Class A	17,000	340,000
		1,201,175

Retail (0.68%)
Natural Grocers by Vitamin Cottage, Inc.*	10,000	208,100

Total Consumer, Cyclical		2,956,731

Consumer, Non-Cyclical (8.97%)
Biotechnology (0.26%)
EXACT Sciences Corp.*	8,800	79,992

Food (8.33%)
Hain Celestial Group, Inc.*	16,900	721,630
SunOpta, Inc.*	71,000	506,230
United Natural Foods, Inc.*	14,700	645,477
WhiteWave Foods Co.*	16,600	674,458
		2,547,795

Healthcare - Products (0.38%)
Greatbatch, Inc.*	2,000	116,080

Total Consumer, Non-Cyclical		2,743,867

Energy (21.40%)
Energy-Alternate Sources (21.40%)
Canadian Solar, Inc.*	52,600	1,211,378
First Solar, Inc.*	22,300	1,260,173
JA Solar Holdings Co. Ltd. ADS*	23,000	200,790
JinkoSolar Holding Co. Ltd. ADR*	21,400	545,700
Pattern Energy Group, Inc. Class A	33,000	591,030
SolarCity Corp.*	16,800	483,168
Trina Solar Ltd. Sponsored ADR*	94,000	907,100
Vestas Wind Systems A/S	62,500	1,350,000
Total Energy		6,549,339

Financial (4.41%)
Diversified Financial Services (1.05%)
Muenchener Rueck ADR	16,000	322,400

REITS (3.36%)
Alexandria Real Estate Equities, Inc.	4,900	451,241
Liberty Property Trust	17,000	576,300
		1,027,541

Total Financial		1,349,941

Industrial (23.12%)
Building Materials (1.73%)
Trex Co. Inc.*	12,200	528,260

Electrical Components & Equipment (11.90%)
Acuity Brands, Inc.	1,500	346,320
Advanced Energy Industries, Inc.*	24,000	700,080
China Ming Yang Wind Power*	218,000	455,620
SunPower Corp.*	40,000	958,400
Universal Display Corp.*	22,500	1,182,600
		3,643,020

Electronics (6.66%)
Badger Meter, Inc.	5,000	304,150
Garmin Ltd.	4,300	162,755
InvenSense, Inc.*	8,000	92,720
Itron, Inc.*	13,800	496,110
Kyocera Corp. ADR	12,300	568,629
LG Philips LCD Co. Ltd. ADR	15,000	162,300
Waters Corp.*	1,900	252,358
		2,039,022

Engineering & Construction (2.31%)
ABB Ltd. ADR	37,600	707,632

Machinery-Diversified (0.52%)
Lindsay Corp.	2,300	160,448

Total Industrial		7,078,382

Technology (16.41%)
Computers (4.48%)
Apple, Inc.	3,800	449,540
Int'l Business Machines Corp.	6,600	920,172
		1,369,712

Semiconductors (8.32%)
Applied Materials, Inc.	45,600	855,912
Brooks Automation, Inc.	27,000	301,050
Cree, Inc.*	12,600	348,264
QUALCOMM, Inc.	12,500	609,875
Skyworks Solutions, Inc.	5,200	431,704
		2,546,805

Software (3.61%)
ANSYS, Inc.*	5,800	540,618
Autodesk, Inc.*	7,000	444,290
Omnicell, Inc.*	4,000	120,640
		1,105,548

Total Technology		5,022,065

Utilities (4.71%)
Electric (0.92%)
8POINT3 Energy Partners LP	23,000	281,290

Water (3.79%)
California Water Service Group	22,900	515,937
Consolidated Water Co. Ltd.	53,000	644,480
		1,160,417

Total Utilities		1,441,707

Total Common Stock (Cost $29,219,742)		29,434,055

Total Investments (Cost $29,219,742) (a) (96.17%)		29,434,055
Other Net Assets (3.83%)		1,170,692
Net Assets (100.00%)		30,604,747

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $29,248,739.
At November 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,559,169
Unrealized depreciation	(3,373,853)
Net unrealized appreciation	185,316

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2015 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities(d)
California Tax-Free Income Fund	-	87,469,135	-	87,469,135	-
U.S. Government Securities Fund	-	25,113,694	-	25,113,694	-
Short-Term U.S. Government Bond Fund	-	7,030,549	-	7,030,549	-
The United States Treasury Trust Fund	-	74,092,109	-	74,092,109	-
S&P 500 Index Fund	137,539,488	-	1,857	137,541,345	(8,015)
S&P MidCap Index Fund	142,938,411	-	-	142,938,411	(21,875)
S&P SmallCap Index Fund	51,247,933	499,921	-	51,747,854	(6,860)
Shelton Core Value Fund	188,166,854	-	1,700,000	189,866,854	-
European Growth & Income Fund	9,805,448	-	-	9,805,448	-
Nasdaq-100 Index Fund	272,448,969	-	-	272,448,969	(19,028)
Shelton Green Alpha Fund	29,434,055	-	-	29,434,055	-
Total	$831,581,158	$194,205,408	$1,701,857	$1,027,488,423	$(55,778)

(a)
It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of November 30, 2015.

(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,700,000
Net Purchases	-	-
Net Sales	-	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	-	-
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,857	$1,700,000

	Fair Value as of 11/30/2015	Valuation Techniques	Unobservable Input(a)	Input Values	Impact to valuation from an increase to input(b)
Preferred Convertible Stock	$1,700,000	Expected Recovery	Discount	15%	An increase in the variable input would decrease the valuation

(a)
Quantitative and qualitative factors affect the unobservable input. These factors include the yield of the preferred stock relative to the five-year U.S. Treasury yields, high-yield five-year credit spreads, the trading range and trading volume of the common stock and the value of the convertible option.

(b)	A meaningful change in the input value would cause the Pricing Committee to re-convene and evaluate the price valuation.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 25, 2016

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 25, 2016